                                THE GALAXY FUND
                                   ("GALAXY")

                          GALAXY TAX-EXEMPT BOND FUND
                     GALAXY NEW JERSEY MUNICIPAL BOND FUND
                      GALAXY NEW YORK MUNICIPAL BOND FUND
                     GALAXY CONNECTICUT MUNICIPAL BOND FUND
                    GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
                    GALAXY RHODE ISLAND MUNICIPAL BOND FUND
                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                                 (THE "FUNDS")

                      RETAIL A SHARES AND RETAIL B SHARES

                         SUPPLEMENT DATED JULY 3, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

    THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                                 *  *  *  *  *

1.  GALAXY TAX-EXEMPT BOND FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus is revised to read as follows:

        The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities that pay interest which is exempt from federal income tax (including the federal alternative minimum tax).

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 6 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

2.  GALAXY NEW JERSEY MUNICIPAL BOND FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 8 of the Prospectus is revised to read as follows:

        The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in New Jersey municipal securities, which are securities issued by the State of

        New Jersey and other government issuers (and may include issuers located outside New Jersey) and that pay interest which is exempt from both federal income tax (including the federal alternative minimum tax) and New Jersey personal income tax.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 12 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

3.  GALAXY NEW YORK MUNICIPAL BOND FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 13 of the Prospectus is revised to read as follows:

        The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in New York municipal securities, which are securities issued by the State of New York and other government issuers (and may include issuers located outside New York) and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax) and New York State and New York City personal income tax.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 17 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

4.  GALAXY CONNECTICUT MUNICIPAL BOND FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 18 of the Prospectus is revised to read as follows:

        The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Connecticut municipal securities, which are securities issued by the State of Connecticut and other government issuers (and may include issuers located outside Connecticut) and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax) and the Connecticut state income tax on individuals, trusts and estates.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 22 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

5.  GALAXY MASSACHUSETTS MUNICIPAL BOND FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 23 of the Prospectus is revised to read as follows:

        The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Massachusetts municipal securities, which are securities issued by the Commonwealth of Massachusetts and other government issuers (and may include issuers located outside Massachusetts) and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts personal income tax.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 27 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

6.  GALAXY RHODE ISLAND MUNICIPAL BOND FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 28 of the Prospectus is revised to read as follows:

        The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Rhode Island municipal securities, which are securities issued by the State of Rhode Island and other government issuers (and may include issuers located outside Rhode Island) and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax) and Rhode Island personal income tax.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 32 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

7.  GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

a. Effective July 31, 2002, the second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 33 of the Prospectus is revised to read as follows:

        The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities and mutual funds that invest in municipal securities.

b. The table under the heading "How the Fund has performed -- Average annual total returns" on page 36 of the Prospectus is revised in its entirety as follows:

                                              1 YEAR         SINCE INCEPTION
                                          --------------  ---------------------
Retail A Shares Before Taxes(1).........          -0.42%  3.59% (6/26/00)
Retail A Shares After Taxes on
  Distributions(1)......................          -0.42%  3.59% (6/26/00)
Retail A Shares After Taxes on
  Distributions and Sale of Fund
  Shares(1).............................           1.19%  3.64% (6/26/00)
Retail B Shares(2)......................          -1.13%  3.93% (6/26/00)
Lehman Brothers Quality Intermediate
  Municipal Bond Index (reflects no
  deduction for fees, expenses or
  taxes)(3).............................           5.52%  7.27% (since 6/30/00)
Lehman Brothers 3-15 Year Blend
  Municipal Bond Index (reflects no
  deduction for fees, expenses or
  taxes)................................           5.29%  7.53% (since 6/30/00)

-------------------

(1) The performance of Retail A Shares of the Fund for the periods prior to January 1, 2001 has been restated to include the effect of the maximum 4.75% front-end sales charge on purchases of Retail A Shares made on or after January 1, 2001.
(2) The performance shown represents the average annual total returns before taxes for Retail A Shares of the Fund which have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares within seven years of the date of purchase. The returns do not include the effect of the front-end charge payable on purchases of Retail A Shares. Because total fund operating expenses for Retail B Shares (including distribution and service (12b-1) fees at an annual rate of 0.80% of Retail B Share assets) are higher than for Retail A Shares, average annual total returns for Retail B Shares were lower.
(3) The Fund's benchmark has been changed to the Lehman Brothers Quality Intermediate Municipal Bond Index, an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in principal amount outstanding. The Adviser believes that the maturities of the municipal bonds tracked by this benchmark are more representative of the maturities of the municipal securities held by the Fund.

c. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 37 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

8.  GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

a. Effective July 31, 2002, the second and third sentences of the first paragraph under the heading "The Fund's main investment strategies" on page 38 of the Prospectus are revised to read as follows:

        The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Connecticut municipal securities, which are securities issued by the State of

        Connecticut and other government issuers (and may include issuers located outside Connecticut) and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax) and the Connecticut state income tax on individuals, trusts, estates, and mutual funds that invest in Connecticut municipal securities.

b. The table under the heading "How the Fund has performed -- Average annual total returns" on page 41 of the Prospectus is revised in its entirety as follows:

                                              1 YEAR         SINCE INCEPTION
                                          --------------  ---------------------
Retail A Shares Before Taxes(1).........          -0.70%  3.40% (6/26/00)
Retail A Shares After Taxes on
  Distributions(1)......................          -0.70%  3.40% (6/26/00)
Retail A Shares After Taxes on
  Distributions and Sale of Fund
  Shares(1).............................           1.07%  3.52% (6/26/00)
Retail B Shares(2)......................          -1.36%  3.79% (6/26/00)
Lehman Brothers Quality Intermediate
  Municipal Bond Index (reflects no
  deduction for fees, expenses or
  taxes)(3).............................           5.52%  7.27% (since 6/30/00)
Lehman Brothers 3-15 Year Blend
  Municipal Bond Index (reflects no
  deduction for fees, expenses or
  taxes)................................           5.29%  7.53% (since 6/30/00)

-------------------

(1) The performance of Retail A Shares of the Fund for the periods prior to January 1, 2001 has been restated to include the effect of the maximum 4.75% front-end sales charge on purchases of Retail A Shares made on or after January 1, 2001.
(2) The performance shown represents the average annual total returns before taxes for Retail A Shares of the Fund which have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares within seven years of the date of purchase. The returns do not include the effect of the front-end charge payable on purchases of Retail A Shares. Because total fund operating expenses for Retail B Shares (including distribution and service (12b-1) fees at an annual rate of 0.80% of Retail B Share assets) are higher than for Retail A Shares, average annual total returns for Retail B Shares were lower.
(3) The Fund's benchmark has been changed to the Lehman Brothers Quality Intermediate Municipal Bond Index, an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in principal amount outstanding. The Adviser believes that the maturities of the municipal bonds tracked by this benchmark are more representative of the maturities of the municipal securities held by the Fund.

c. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 42 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

9.  GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

a. Effective July 31, 2002 the second and third sentences of the first paragraph under the heading "The Fund's main investment strategies" on page 43 of the Prospectus are revised to read as follows:

        The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Massachusetts municipal securities, which are securities issued by the Commonwealth of Massachusetts and other government issuers (and may include issuers located outside Massachusetts) and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts personal income tax, and mutual funds that invest in Massachusetts municipal securities.

b. The table under the heading "How the Fund has performed -- Average annual total returns" on page 46 of the Prospectus is revised in its entirety as follows:

                                              1 YEAR         SINCE INCEPTION
                                          --------------  ---------------------
Retail A Shares Before Taxes(1).........          -0.50%  3.60% (6/26/00)
Retail A Shares After Taxes on
  Distributions(1)......................          -0.50%  3.60% (6/26/00)
Retail A Shares After Taxes on
  Distributions and Sale of Fund
  Shares(1).............................           1.20%  3.70% (6/26/00)
Retail B Shares(2)......................          -1.14%  3.99% (6/26/00)
Lehman Brothers Quality Intermediate
  Municipal Bond Index (reflects no
  deduction for fees, expenses or
  taxes)(3).............................           5.52%  7.27% (since 6/30/00)
Lehman Brothers 3-15 Year Blend
  Municipal Bond Index (reflects no
  deduction for fees, expenses or
  taxes)................................           5.29%  7.53% (since 6/30/00)

-------------------

(1) The performance of Retail A Shares of the Fund for the periods prior to January 1, 2001 has been restated to include the effect of the maximum 4.75% front-end sales charge on purchases of Retail A Shares made on or after January 1, 2001.
(2) The performance shown represents the average annual total returns before taxes for Retail A Shares of the Fund which have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares within seven years of the date of purchase. The returns do not include the effect of the front-end charge payable on purchases of Retail A Shares. Because total fund operating expenses for Retail B Shares (including distribution and service (12b-1) fees at an annual rate of 0.80% of Retail B Share assets) are higher than for Retail A Shares, average annual total returns for Retail B Shares were lower.
(3) The Fund's benchmark has been changed to the Lehman Brothers Quality Intermediate Municipal Bond Index, an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in principal amount outstanding. The Adviser believes that the maturities of the municipal bonds tracked by this benchmark are more representative of the maturities of the municipal securities held by the Fund.

c. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 47 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

10.  HOW TO INVEST IN THE FUNDS

On July 22, 2002, Liberty Funds Services, Inc., an affiliate of Galaxy's investment adviser, will begin serving as the Funds' transfer agent and dividend disbursing agent. As a result, effective as of such date, certain of the procedures for buying, selling and exchanging shares of the Funds will change as set forth below:

                               HOW TO BUY SHARES

a. The telephone number for buying shares directly from Galaxy's distributor as set forth under the heading "Buying, selling and exchanging shares -- How to buy shares" on page 52 of the Prospectus has been changed to 1-800-345-6611.

b. The address to which completed account applications, checks and/or other materials should be mailed in connection with initial and subsequent investments in the Funds as set forth under the heading "Buying, selling and exchanging shares -- How to buy shares -- Buying by mail" on page 53 of the Prospectus has been changed to:

                   The Galaxy Fund
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081

c. The following information replaces the sidenote entitled "Minimum investment amounts" on page 52 of the Prospectus:

        MINIMUM INVESTMENT AMOUNTS

        The minimum initial investment to open a Fund account is:

            - $1,000 for regular accounts

            - $25 for college savings accounts, including Coverdell Education
              Savings Accounts

        There is no minimum initial investment if you participate in the Automatic Investment Program. You can make additional investments for as little as $50. See Galaxy investor programs below for information on other minimums for initial and additional investments.

d. The first two paragraphs under the heading "Buying, selling and exchanging shares -- How to buy shares -- Buying by wire" on page 53 of the Prospectus are revised to read as follows:

        You may make an initial or additional investment by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and wiring instructions.

        Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, c/o Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081. Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-800-345-6611 for an account application.

e. The following section is added following the section entitled "Buying, selling and exchanging shares -- Buying by wire" on page 53 of the Prospectus:

        BUYING BY ELECTRONIC FUNDS TRANSFER

        You can buy shares by electronically transferring money from your bank account to your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle. To be eligible to use this privilege, you must complete the appropriate section on the account application.

                               HOW TO SELL SHARES

a. The address to which written requests to sell shares of the Funds should be mailed as set forth under the heading "Buying, selling and exchanging shares -- How to sell shares -- Selling by mail" on page 54 of the Prospectus has been changed to:

                   The Galaxy Fund
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081

b. The first sentence under the heading "Buying, selling and exchanging shares -- Selling by phone" on page 54 of the Prospectus is deleted and replaced with the following:

        You can sell shares and request that a check be sent to your address of record by calling Galaxy's distributor at 1-800-422-3737, unless you have notified Galaxy of an address change within the previous 30 days. The dollar limit on telephone sales is $100,000 in a 30-day period. Certain restrictions apply to retirement plan accounts. For details, call 1-800-345-6611.

c. The first paragraph (including the bullet points) under the sidenote entitled "Signature guarantees" on page 54 of the Prospectus is deleted and replaced with the following:

        When selling your shares by mail, you must have your signature guaranteed.

d. The last sentence of the first paragraph under the heading "Buying, selling and exchanging shares -- How to sell shares -- Selling by wire" on pages 54-55 of the Prospectus is deleted.

                             HOW TO EXCHANGE SHARES

a. The first sentence of the first paragraph under the heading "Buying, selling and exchanging shares -- How to exchange shares" on page 55 of the Prospectus is revised to read as follows:

        You may exchange Retail A Shares of a Fund for Retail A Shares of any other Galaxy Fund or for Class A shares of any other fund that's underwritten by Liberty Funds Distributor, Inc. in which you have an existing account.

b. The second paragraph under the heading "Buying, selling and exchanging shares -- How to exchange shares" on page 55 of the Prospectus is revised to read as follows:

        You may exchange Retail B Shares of a Fund for Retail B Shares of any other Galaxy Fund or for Class B shares of any other fund that's underwritten by Liberty Funds Distributor, Inc. You won't pay a CDSC when you exchange your Retail B Shares. However, when you sell the Retail B Shares or Class B shares you acquired in the exchange, you'll pay a CDSC based on the date you bought the Retail B Shares which you exchanged.

c. The third paragraph under the heading "Buying, selling and exchanging shares -- How to exchange shares" on page 55 of the Prospectus is revised to read as follows:

        To exchange shares:

       - ask your financial adviser

       - call Galaxy's distributor at 1-800-422-3737

       - send your request in writing to:

                 The Galaxy Fund
                  c/o Liberty Funds Services, Inc.
                  P.O. Box 8081
                  Boston, MA 02266-8081

        Galaxy doesn't charge any fee for making exchanges, but your financial adviser might do so. You are generally limited to one exchange per month. Galaxy may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.

                           OTHER TRANSACTION POLICIES

a. Add the following paragraph to the section entitled "Buying, selling and exchanging shares -- Other transaction policies" on page 55 of the Prospectus:

        If the value of your account falls below $1,000 (other than as a result of depreciation in the value of your Fund shares), you may be subject to an annual account fee of $10. This fee is deducted from the account in June of each year. Approximately 60 days prior to the date on which the fee is to be deducted from your account, the Fund's transfer agent will send you written notification of the fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted from your account.

11.  DIVIDENDS, DISTRIBUTIONS AND TAXES

Effective July 22, 2002, the options for handling dividends and distributions paid by the Funds are revised as set forth below:

a. The last sentence of the paragraph under the heading "Dividends, distributions and taxes -- Dividends and capital gains distributions" on page 56 of the Prospectus is deleted and replaced with the following:

        When you open your account, you can choose one of the following options for handling dividends and distributions (to change the option selected, call 1-800-345-6611):

            - Reinvest all dividends and distributions in additional shares of your current Fund

            - Reinvest all dividends and distributions in shares of another
              Galaxy Fund or in shares of any other fund that's underwritten by Liberty Funds Distributor, Inc.

            - Receive dividends in cash (see options below) and reinvest capital gains

            - Receive all dividends and distributions in cash (with one of the following options):

                - send the check to your address of record

                - send the check to a third party address

                - transfer the money to your bank via electronic funds transfer

        If you do not indicate on your account application your preference for handling dividends and distributions, all of your dividends and distributions will be automatically reinvested in shares of your current Fund.

        Dividends and distributions of $10 or less will be automatically reinvested in additional Fund shares. If you elect to receive dividends and distributions by check and the check is returned as undeliverable, or if you do not cash a dividend or distribution check within six months of the check date, the dividend or distribution will be reinvested in additional shares of the Fund. All subsequent dividends and distributions will be reinvested in additional Fund shares.

12.  GALAXY INVESTOR PROGRAMS

Effective July 22, 2002, certain features of the investor programs offered by Galaxy are revised as set forth below:

                          AUTOMATIC INVESTMENT PROGRAM

a. The last sentence under the heading "Automatic investment program" on page 58 of the Prospectus is revised to read as follows:

        The minimum investment is $50.

                           COLLEGE INVESTMENT PROGRAM

a. The first sentence in the paragraph under the heading "College investment program" on page 58 of the Prospectus is revised to read as follows:

        The minimum for initial and additional investments in the College investment program is $25.

                           SYSTEMATIC WITHDRAWAL PLAN

a. The first sentence of the first paragraph under the heading "Systematic withdrawal plan" on page 58 of the Prospectus is revised to read as follows:

        You can make regular withdrawals from your Fund account in a specified percentage or dollar amount every month, every quarter or every six months. In order to participate in the plan, you need a minimum account balance of $5,000 and you must have elected to have all dividends and distributions reinvested in additional shares.

                             NEW INVESTOR PROGRAMS

a. The following sections are added following the section entitled "Automatic investment program" on page 58 of the Prospectus:

        AUTOMATED DOLLAR COST AVERAGING

        You can purchase shares for your Fund account by exchanging $100 or more each month from another Galaxy Fund or from any fund of Galaxy Fund II that's underwritten by Liberty Funds Distributor, Inc. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may change the amount of the exchange by calling 1-800-345-6611. You must complete the appropriate section on the account application to be eligible to use this privilege.

        DIVIDEND DIVERSIFICATION

        You may automatically invest dividends distributed by another fund that's underwritten by Liberty Funds Distributor, Inc. in shares of the Funds. To invest your dividends in another fund, call 1-800-345-6611.

                              GENERAL INFORMATION

a. The telephone number in the first paragraph under the heading "Galaxy investor programs" on page 58 of the Prospectus is changed to 1-800-799-7526.

b. The address to which to mail your instructions to cancel your participation in any of Galaxy's investor programs (other than the Direct deposit program) as set forth in the second to last paragraph under "Galaxy investor programs" on page 58 of the Prospectus has been changed to:

                   The Galaxy Fund
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081

13.  HOW TO REACH GALAXY

Effective July 22, 2002, the methods for contacting Galaxy are revised as set forth below:

a. The telephone number in the paragraph under the heading "Galaxy shareholder services" on page 59 of the Prospectus has been changed to 1-800-345-6611.

b. The section entitled "InvestConnect" on page 59 of the Prospectus is deleted and replaced with the following:

        CUSTOMER CONNECTION

        Customer Connection is Galaxy's state-of-the-art automated telephone system. Call 1-800-345-6611 for automated access to your account. To be immediately directed to a representative, press "0". You can also sign up for our speech recognition system. If you are calling from outside the U.S., follow the instructions of your long distance carrier and then dial 1-303-337-6555.

c. The sidenote under the heading "Hearing impaired" on page 59 of the Prospectus is deleted.

d. The address and telephone number for contacting Galaxy to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) have been changed to:

                   The Galaxy Fund
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081
                    1-800-345-6611

                                THE GALAXY FUND
                                   ("GALAXY")
                          GALAXY TAX-EXEMPT BOND FUND
                     GALAXY NEW JERSEY MUNICIPAL BOND FUND
                      GALAXY NEW YORK MUNICIPAL BOND FUND
                     GALAXY CONNECTICUT MUNICIPAL BOND FUND
                    GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
                    GALAXY RHODE ISLAND MUNICIPAL BOND FUND
                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                       GALAXY FLORIDA MUNICIPAL BOND FUND
                    GALAXY PENNSYLVANIA MUNICIPAL BOND FUND
                                 (THE "FUNDS")

                                  TRUST SHARES

                         SUPPLEMENT DATED JULY 3, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

    THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                                 *  *  *  *  *

1.  GALAXY TAX-EXEMPT BOND FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus is revised to read as follows:

      The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities that pay interest which is exempt from federal income tax (including the federal alternative minimum tax).

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 6 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

2.  GALAXY NEW JERSEY MUNICIPAL BOND FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 7 of the Prospectus is revised to read as follows:

      The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in New Jersey municipal securities, which are securities issued by the State of New Jersey and other government issuers (and may include issuers located outside New Jersey) and that pay interest which is exempt from both federal income tax (including the federal alternative minimum tax) and New Jersey personal income tax.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 11 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

3.  GALAXY NEW YORK MUNICIPAL BOND FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 12 of the Prospectus is revised to read as follows:

      The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in New York municipal securities, which are securities issued by the State of New York and other government issuers (and may include issuers located outside New York) and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax) and New York State and New York City personal income tax.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 17 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

4.  GALAXY CONNECTICUT MUNICIPAL BOND FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 18 of the Prospectus is revised to read as follows:

      The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Connecticut municipal securities, which are securities issued by the State of Connecticut and other government issuers (and may include issuers located outside Connecticut) and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax) and the Connecticut state income tax on individuals, trusts and estates.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 22 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

5.  GALAXY MASSACHUSETTS MUNICIPAL BOND FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 23 of the Prospectus is revised to read as follows:

      The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Massachusetts municipal securities, which are securities issued by the Commonwealth of Massachusetts and other government issuers (and may include issuers located outside Massachusetts) and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts personal income tax.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 27 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

6.  GALAXY RHODE ISLAND MUNICIPAL BOND FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 28 of the Prospectus is revised to read as follows:

      The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Rhode Island municipal securities, which are securities issued by the State of Rhode Island and other government issuers (and may include issuers located outside Rhode Island) and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax) and Rhode Island personal income tax.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 32 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

7.  GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

a. Effective July 31, 2002, the second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 33 of the Prospectus is revised to read as follows:

      The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities and mutual funds that invest in municipal securities.

b. The table under the heading "How the Fund has performed -- Average annual total returns" on page 37 of the Prospectus is revised in its entirety as follows:

                                     1 YEAR  5 YEARS    SINCE INCEPTION
                                     ------  -------  --------------------
Trust Shares Before Taxes..........  4.75%    5.46%   5.69% (6/14/93)
Trust Shares After Taxes on
  Distributions....................  4.75%    5.30%   5.54% (6/14/93)
Trust Shares After Taxes on
  Distributions and Sale of Fund
  Shares...........................  4.49%    5.27%   5.48% (6/14/93)
Lehman Brothers Quality
  Intermediate Municipal Bond Index
  (reflects no deduction for fees,
  expenses or taxes)(1)............  5.52%    5.51%   4.98% (since 6/30/93)
Lehman Brothers 3-15 Year Blend
  Municipal Bond Index (reflects no
  deduction for fees, expenses or
  taxes)...........................  5.29%    5.83%   5.77% (since 6/30/93)

-------------------

(1) The Fund's benchmark has been changed to the Lehman Brothers Quality Intermediate Municipal Bond Index, an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in principal amount outstanding. The Adviser believes that the maturities of the municipal bonds tracked by this benchmark are more representative of the maturities of the municipal securities held by the Fund.

c. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 38 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

8.  GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

a. Effective July 31, 2002, the second and third sentences of the first paragraph under the heading "The Fund's main investment strategies" on page 39 of the Prospectus are revised to read as follows:

      The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Connecticut municipal securities, which are securities issued by the State of Connecticut and other government issuers (and may include issuers located outside Connecticut) and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax) and the Connecticut state income tax on individuals, trusts, estates, and mutual funds that invest in Connecticut municipal securities.

b. The table under the heading "How the Fund has performed -- Average annual total returns" on page 43 of the Prospectus is revised in its entirety as follows:

                                     1 YEAR  5 YEARS    SINCE INCEPTION
                                     ------  -------  --------------------
Trust Shares Before Taxes..........  4.47%    5.30%   5.85% (8/1/94)
Trust Shares After Taxes on
  Distributions....................  4.47%    5.24%   5.80% (8/1/94)
Trust Shares After Taxes on
  Distributions and Sale of Fund
  Shares...........................  4.37%    5.16%   5.67% (8/1/94)
Lehman Brothers Quality
  Intermediate Municipal Bond Index
  (reflects no deduction for fees,
  expenses or taxes)(1)............  5.52%    5.51%   5.90% (since 7/31/94)
Lehman Brothers 3-15 Year Blend
  Municipal Bond Index (reflects no
  deduction for fees, expenses or
  taxes)...........................  5.29%    5.83%   5.77% (since 7/31/94)

-------------------

(1) The Fund's benchmark has been changed to the Lehman Brothers Quality Intermediate Municipal Bond Index, an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in principal amount outstanding. The Adviser believes that the maturities of the municipal bonds tracked by this benchmark are more representative of the maturities of the municipal securities held by the Fund.

c. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 44 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

9.  GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

a. Effective July 31, 2002, the second and third sentences of the first paragraph under the heading "The Fund's main investment strategies" on page 45 of the Prospectus are revised to read as follows:

      The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Massachusetts municipal securities, which are securities issued by the Commonwealth of Massachusetts and other government issuers (and may include issuers located outside Massachusetts) and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts personal income tax, and mutual funds that invest in Massachusetts municipal securities.

b. The table under the heading "How the Fund has performed -- Average annual total returns" on page 49 of the Prospectus is revised in its entirety as follows:

                                     1 YEAR  5 YEARS    SINCE INCEPTION
                                     ------  -------  --------------------
Trust Shares Before Taxes..........  4.67%    5.36%   5.20% (6/14/93)
Trust Shares After Taxes on
  Distributions....................  4.67%    5.36%   5.20% (6/14/93)
Trust Shares After Taxes on
  Distributions and Sale of Fund
  Shares...........................  4.50%    5.21%   5.11% (6/14/93)
Lehman Brothers Quality
  Intermediate Municipal Bond Index
  (reflects no deduction for fees,
  expenses or taxes)(1)............  5.52%    5.51%   4.98% (since 6/30/93)
Lehman Brothers 3-15 Year Blend
  Municipal Bond Index (reflects no
  deduction for fees, expenses or
  taxes)...........................  5.29%    5.83%   5.77% (since 6/30/93)

-------------------

(1) The Fund's benchmark has been changed to the Lehman Brothers Quality Intermediate Municipal Bond Index, an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in principal amount outstanding. The Adviser believes that the maturities of the municipal bonds tracked by this benchmark are more representative of the maturities of the municipal securities held by the Fund.

c. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 50 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

10.  GALAXY FLORIDA MUNICIPAL BOND FUND

a. Effective July 31, 2002, the second and third sentences of the first paragraph under the heading "The Fund's main investment strategies" on page 51 of the Prospectus are revised to read as follows:

      The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Florida municipal securities, which are securities issued by the State of Florida and other government issuers (and may include issuers located outside Florida) that pay interest which is exempt from federal income tax (including the federal alternative minimum tax) and that are exempt from Florida intangible personal property tax, and in mutual funds that invest in Florida municipal securities.

b. The table under the heading "How the Fund has performed -- Average annual total returns" on page 55 of the Prospectus is revised in its entirety as follows:

                                          1 YEAR    SINCE INCEPTION
                                          ------  --------------------
Trust Shares Before Taxes...............  4.74%   4.98% (6/30/97)
Trust Shares After Taxes on
  Distributions.........................  4.74%   4.86% (6/30/97)
Trust Shares After Taxes on
  Distributions and Sale of Fund
  Shares................................  4.47%   4.86% (6/30/97)
Lehman Brothers Quality Intermediate
  Municipal Bond Index (reflects no
  deduction for fees, expenses or
  taxes)(1).............................  5.52%   5.52% (since 6/30/97)
Lehman Brothers 3-15 Year Blend
  Municipal Bond Index (reflects no
  deduction for fees, expenses or
  taxes)................................  5.29%   5.78% (since 6/30/97)

-------------------

(1) The Fund's benchmark has been changed to the Lehman Brothers Quality Intermediate Municipal Bond Index, an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in principal amount outstanding. The Adviser believes that the maturities of the municipal bonds tracked by this benchmark are more representative of the maturities of the municipal securities held by the Fund.

c. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 56 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

11.  GALAXY PENNSYLVANIA MUNICIPAL BOND FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 57 of the Prospectus is revised to read as follows:

      The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in Pennsylvania municipal securities, which are securities issued by the Commonwealth of Pennsylvania and other government issuers (and may include issuers located outside Pennsylvania) and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax) and Pennsylvania state income tax.

b. The last sentence in the fifth paragraph under the heading "The Fund's main investment strategies" on page 57 of the Prospectus is deleted.

c. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 61 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 fee for wiring the proceeds to your bank.

12.  EXCHANGE PRIVILEGE

a. The following section is added immediately following the section entitiled "How to invest in the Funds -- Buying and selling shares" on pages 65-66 of the
Prospectus:

      EXCHANGE PRIVILEGE

      Effective July 22, 2002, you may exchange Trust Shares of a Fund for Trust Shares of any other Galaxy Fund or for Class Z shares of any other fund that's underwritten by Liberty Funds Distributor, Inc. in which you have an existing account. Contact your financial institution for more information.

      Galaxy doesn't charge any fee for making exhanges but your financial institution might do so. You are generally limited to one exchange per month. Galaxy may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.

13.  DIVIDENDS, DISTRIBUTIONS AND TAXES

On July 22, 2002, Liberty Funds Services, Inc., an affiliate of Galaxy's investment adviser, will begin serving as the Funds' transfer agent. As a result, effective as of such date, the options for handling dividends and distributions paid by the Funds are revised as set forth below:

a. The last sentence of the paragraph under the heading "Dividends, distributions and taxes -- Dividends and capital gains distributions" on page 67 of the Prospectus is deleted and replaced with the following:

        When you open your account, you or your financial institution on your behalf can choose one of the following options for handling dividends and distributions (to change the option selected, call your financial institution):

            - Reinvest all dividends and distributions in additional shares of your current Fund

            - Reinvest all dividends and distributions in shares of another
              Galaxy Fund or in shares of any other fund that's underwritten by Liberty Funds Distributor, Inc.

            - Receive dividends in cash (see options below) and reinvest capital gains

            - Receive all dividends and distributions in cash (with one of the following options):

                - send the check to your address of record

                - send the check to a third party address

                - transfer the money to your bank via electronic funds transfer

        If you do not indicate on your account application your preference for handling dividends and distributions, all of your dividends and distributions will be automatically reinvested in shares of your current Fund.

        Dividends and distributions of $10 or less will be automatically reinvested in additional Fund shares. If you elect to receive dividends and distributions by check and the check is returned as undeliverable, or if you do not cash a dividend or distribution check within six months of the check date, the dividend or distribution will be reinvested in additional shares of the Fund. All subsequent dividends and distributions will be reinvested in additional Fund shares.

13.  HOW TO REACH GALAXY

a. Effective July 22, 2002, the address and telephone number for contacting Galaxy to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) have been changed to:

                    The Galaxy Fund
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081
                    1-800-345-6611

                                THE GALAXY FUND
                                   ("GALAXY")

                          GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                         GALAXY HIGH QUALITY BOND FUND
                                 (THE "FUNDS")

                      RETAIL A SHARES AND RETAIL B SHARES

                         SUPPLEMENT DATED JULY 3, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

    THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                                  *  *  *  *  *

1.  GALAXY SHORT-TERM BOND FUND

a. Effective July 31, 2002, the third sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus is revised to read as follows:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations, such as bonds and debentures.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 5 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

2.  GALAXY INTERMEDIATE GOVERNMENT INCOME FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 7 of the Prospectus is revised to read as follows:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements backed by these obligations.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 10 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

3.  GALAXY HIGH QUALITY BOND FUND

a. Effective July 31, 2002, the name of the Fund is changed to "Galaxy Quality Plus Bond Fund."

b. Effective July 31, 2002, the third and fifth sentences of the fourth paragraph under the heading "The Fund's main investment strategies" on page 12 of the Prospectus are revised to read as follows:

        Substantially all of the Fund's investments (under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes) will be debt obligations of investment grade quality. ...The
        Fund expects that under normal circumstances at least 50% of its net assets plus any borrowings for investment purposes will be invested in high quality debt obligations that have one of the top two ratings assigned by S&P or Moody's or unrated securities determined by the Adviser to be of comparable quality.

c. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 15 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

4.  HOW TO INVEST IN THE FUNDS

On July 22, 2002, Liberty Funds Services, Inc., an affiliate of Galaxy's investment adviser, will begin serving as the Funds' transfer agent and dividend disbursing agent. As a result, effective as of such date, certain of the procedures for buying, selling and exchanging shares of the Funds will change as set forth below:

                               HOW TO BUY SHARES

a. The telephone number for buying shares directly from Galaxy's distributor as set forth under the heading "Buying, selling and exchanging shares -- How to buy shares" on page 23 of the Prospectus has been changed to 1-800-345-6611.

b. The address to which completed account applications, checks and/or other materials should be mailed in connection with initial and subsequent investments in the Funds as set forth under the heading "Buying, selling and exchanging shares -- How to buy shares -- Buying by mail" on page 23 of the Prospectus has been changed to:

                   The Galaxy Fund
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081

c. The following information replaces the sidenote entitled "Minimum investment amounts" on page 22 of the Prospectus:

        MINIMUM INVESTMENT AMOUNTS

        The minimum initial investment to open a Fund account is:

       - $1,000 for regular accounts

       - $25 for retirement plan accounts, such as IRA, SEP and Keogh Plan accounts

       - $25 for college savings accounts, including Coverdell Education Savings Accounts

        There is no minimum initial investment if you participate in the Automatic Investment Program. You can make additional investments for as little as $50. See GALAXY INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

d. The first two paragraphs under the heading "Buying, selling and exchanging shares -- How to buy shares -- Buying by wire" on pages 23-24 of the Prospectus are revised to read as follows:

        You may make an initial or additional investment by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and wiring instructions.

        Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, c/o Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081. Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-800-345-6611 for an account application.

e. The following section is added following the section entitled "Buying, selling and exchanging shares -- Buying by wire" on pages 23-24 of the
Prospectus:

        BUYING BY ELECTRONIC FUNDS TRANSFER

        You can buy shares by electronically transferring money from your bank account to your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle. To be eligible to use this privilege, you must complete the appropriate section on the account application.

                               HOW TO SELL SHARES

a. The address to which written requests to sell shares of the Funds should be mailed as set forth under the heading "Buying, selling and exchanging shares -- How to sell shares -- Selling by mail" on page 24 of the Prospectus has been changed to:

                   The Galaxy Fund
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081

b. The first sentence under the heading "Buying, selling and exchanging shares -- Selling by phone" on page 25 of the Prospectus is deleted and replaced with the following:

        You can sell shares and request that a check be sent to your address of record by calling Galaxy's distributor at 1-800-422-3737, unless you have notified Galaxy of an address change within the previous 30 days. The dollar limit on telephone sales is $100,000 in a 30-day period. Certain restrictions apply to retirement plan accounts. For details, call 1-800-345-6611.

c. The first paragraph (including the bullet points) under the sidenote entitled "Signature guarantees" on page 25 of the Prospectus is deleted and replaced with the following:

        When selling your shares by mail, you must have your signature guaranteed.

d. The last sentence of the first paragraph under the heading "Buying, selling and exchanging shares -- How to sell shares -- Selling by wire" on page 26 of the Prospectus is deleted.

                             HOW TO EXCHANGE SHARES

a. The first sentence of the first paragraph under the heading "Buying, selling and exchanging shares -- How to exchange shares" on page 25 of the Prospectus is revised to read as follows:

        You may exchange Retail A Shares of a Fund for Retail A Shares of any other Galaxy Fund or for Class A shares of any other fund that's underwritten by Liberty Funds Distributor, Inc. in which you have an existing account.

b. The second paragraph under the heading "Buying, selling and exchanging shares -- How to exchange shares" on page 25 of the Prospectus is revised to read as follows:

        You may exchange Retail B Shares of a Fund for Retail B Shares of any other Galaxy Fund or for Class B shares of any other fund that's underwritten by Liberty Funds Distributor, Inc. You won't pay a CDSC when you exchange your Retail B Shares. However, when you sell the Retail B Shares or Class B shares you acquired in the exchange, you'll pay a CDSC based on the date you bought the Retail B Shares which you exchanged.

c. The section entitled "To exchange shares" under the heading "Buying, selling and exchanging shares -- How to exchange shares" on page 25 of the Prospectus is revised to read as follows:

        To exchange shares:

       - ask your financial adviser

       - call Galaxy's distributor at 1-800-422-3737

       - send your request in writing to:

       The Galaxy Fund
        c/o Liberty Funds Services, Inc.
        P.O. Box 8081
        Boston, MA 02266-8081

Galaxy doesn't charge any fee for making exchanges, but your financial adviser might do so. You are generally limited to one exchange per month. Galaxy may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.

                           OTHER TRANSACTION POLICIES

a. Add the following paragraph to the section entitled "Buying, selling and exchanging shares -- Other transaction policies" on pages 25-26 of the
Prospectus:

        If the value of your account falls below $1,000 (other than as a result of depreciation in the value of your Fund shares), you may be subject to an annual account fee of $10. This fee is deducted from the account in June of each year. Approximately 60 days prior to the date on which the fee is to be deducted from your account, the Fund's transfer agent will send you written notification of the fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted from your account.

5.  DIVIDENDS, DISTRIBUTIONS AND TAXES

Effective July 22, 2002, the options for handling dividends and distributions paid by the Funds are revised as set forth below:

a. The last sentence of the paragraph under the heading "Dividends, distributions and taxes -- Dividends and capital gains distributions" on page 27 of the Prospectus is deleted and replaced with the following:

When you open your account, you can choose one of the following options for handling dividends and distributions (to change the option selected, call 1-800-345-6611):

    - Reinvest all dividends and distributions in additional shares of your current Fund

    - Reinvest all dividends and distributions in shares of another Galaxy Fund or in shares of any other fund that's underwritten by Liberty Funds Distributor, Inc.

    - Receive dividends in cash (see options below) and reinvest capital gains

    - Receive all dividends and distributions in cash (with one of the following options):

       - send the check to your address of record

       - send the check to a third party address

       - transfer the money to your bank via electronic funds transfer

If you do not indicate on your account application your preference for handling dividends and distributions, all of your dividends and distributions will be automatically reinvested in shares of your current Fund.

Dividends and distributions of $10 or less will be automatically reinvested in additional Fund shares. If you elect to receive dividends and distributions by check and the check is returned as undeliverable, or if you do not cash a dividend or distribution check within six months of the check date, the dividend or distribution will be reinvested in additional shares of the Fund. All subsequent dividends and distributions will be reinvested in additional Fund shares.

6.  GALAXY INVESTOR PROGRAMS

Effective July 22, 2002, certain features of the investor programs offered by Galaxy are revised as set forth below:

                          AUTOMATIC INVESTMENT PROGRAM

a. The last sentence under the heading "Other programs -- Automatic investment program" on page 28 of the Prospectus is revised to read as follows:

        The minimum investment is $50.

                           COLLEGE INVESTMENT PROGRAM

a. The first and third sentences in the paragraph under the heading "Other programs -- College investment program" on page 28 of the Prospectus are revised to read as follows:

        The minimum for initial and additional investments in the College investment program is $25... The minimum for initial and additional investments in a Coverdell Education Savings Account is $25.

                           SYSTEMATIC WITHDRAWAL PLAN

a. The first sentence of the first paragraph under the heading "Other programs -- Systematic withdrawal plan" on page 28 of the Prospectus is revised to read as follows:

        You can make regular withdrawals from your Fund account in a specified percentage or dollar amount every month, every quarter or every six months. In order to participate in the plan, you need a minimum account balance of $5,000 and you must have elected to have all dividends and distributions reinvested in additional shares.

                             NEW INVESTOR PROGRAMS

a. The following sections are added following the section entitled "Other programs -- Automatic investment program" on page 28 of the Prospectus:

        AUTOMATED DOLLAR COST AVERAGING

        You can purchase shares for your Fund account by exchanging $100 or more each month from another Galaxy Fund or from any other fund of Galaxy Fund II that's underwritten by Liberty Funds Distributor, Inc. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may change the amount of the exchange by calling 1-800-345-6611. You must complete the appropriate section on the account application to be eligible to use this privilege.

        DIVIDEND DIVERSIFICATION

        You may automatically invest dividends distributed by another fund that's underwritten by Liberty Funds Distributor, Inc. in shares of the Funds. To invest your dividends in another fund, call 1-800-345-6611.

                              GENERAL INFORMATION

a. The telephone number (i) in the last paragraph under the heading "Retirement plans" and (ii) in the paragraph under the heading "Other programs" on page 28 of the Prospectus is changed to 1-800-799-7526.

b. The address to which to mail your instructions to cancel your participation in any of Galaxy's investor programs (other than the Direct deposit program) as set forth in the second to last paragraph under "Other programs" on page 28 of the Prospectus has been changed to:

                   The Galaxy Fund
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081

7.  HOW TO REACH GALAXY

Effective July 22, 2002, the methods for contacting Galaxy are revised as set forth below:

a. The telephone number in the paragraph under the heading "Galaxy shareholder services" on page 29 of the Prospectus has been changed to 1-800-345-6611.

b. The section entitled "InvestConnect" on page 29 of the Prospectus is deleted and replaced with the following:

        CUSTOMER CONNECTION

        Customer Connection is Galaxy's state-of-the-art automated telephone system. Call 1-800-345-6611 for automated access to your account. To be immediately directed to a representative, press "0". You can also sign up for our speech recognition system. If you are calling from outside the U.S., follow the instructions of your long distance carrier and then dial 1-303-337-6555.

c. The sidenote under the heading "Hearing impaired" on page 31 of the Prospectus is deleted.

d. The address and telephone number for contacting Galaxy to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) have been changed to:

                   The Galaxy Fund
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081
                    1-800-345-6611

                                THE GALAXY FUND
                                   ("GALAXY")

                          GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                         GALAXY HIGH QUALITY BOND FUND
                           GALAXY CORPORATE BOND FUND
                                 (THE "FUNDS")

                                  TRUST SHARES

                         SUPPLEMENT DATED JULY 3, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                                  *  *  *  *  *

1.  GALAXY SHORT-TERM BOND FUND

a. Effective July 31, 2002, the third sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations, such as bonds and debentures.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 5 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

2.  GALAXY INTERMEDIATE GOVERNMENT INCOME FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 7 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements backed by these obligations.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 10 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

3.  GALAXY HIGH QUALITY BOND FUND

a. Effective July 31, 2002, the name of the Fund is changed to "Galaxy Quality Plus Bond Fund."

b. Effective July 31, 2002, the third and fifth sentences of the fourth paragraph under the heading "The Fund's main investment strategies" on page 12 of the Prospectus are revised to read as follows:

      Substantially all of the Fund's investments (under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes) will be debt obligations of investment grade quality. ...The
      Fund expects that under normal circumstances at least 50% of its net assets plus any borrowings for investment purposes will be invested in high quality debt obligations that have one of the top two ratings assigned by S&P or Moody's or unrated securities determined by the Adviser to be of comparable quality.

c. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 16 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

4.  CORPORATE BOND FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 17 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt obligations.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses on page 20 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

5.  HOW TO INVEST IN THE FUNDS

On July 22, 2002, Liberty Funds Services, Inc., an affiliate of Galaxy's investment adviser, will begin serving as the Funds' transfer agent and dividend disbursing agent. As a result, effective as of such date, certain of the procedures for buying and selling shares of the Corporate Bond Fund will change as set forth below for those investors (i) purchasing shares directly from Galaxy's distributor or (ii) who are customers of certain financial institutions:

                               HOW TO BUY SHARES

a. The address to which completed account applications, checks and/or other materials should be mailed in connection with initial and subsequent investments in the Fund as set forth under the heading "Buying and selling shares -- How to buy shares -- Buying by mail" on page 26 of the Prospectus has been changed to:

                    The Galaxy Fund
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081

b. The first two paragraphs under the heading "Buying and selling shares -- How to buy shares -- Buying by wire" on pages 26-27 of the Prospectus are revised to read as follows:

        You may make an initial or additional investment by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and wiring instructions.

        Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, c/o Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081. Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-800-345-6611 for an account application.

c. The following section is added following the section entitled "Buying and selling shares -- Buying by wire" on pages 26-27 of the Prospectus:

        BUYING BY ELECTRONIC FUNDS TRANSFER

        You can buy shares by electronically transferring money from your bank account to your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle. To be eligible to use this privilege, you must complete the appropriate section on the account application.

                               HOW TO SELL SHARES

a. The address to which written requests to sell shares of the Fund should be mailed as set forth under the heading "Buying and selling shares -- How to sell shares -- Selling by mail" on page 27 of the Prospectus has been changed to:

                    The Galaxy Fund
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081

b. The first paragraph (including the bullet points) under the sidenote entitled "Signature guarantees" on page 27 of the Prospectus is deleted and replaced with the following:

When selling your shares by mail, you must have your signature guaranteed.

c. The first sentence under the heading "Buying and selling shares -- Selling by phone" on page 28 of the Prospectus is deleted and replaced with the following:

        You can sell shares and request that a check be sent to your address of record by calling Galaxy's distributor at 1-800-422-3737, unless you have notified Galaxy of an address change within the previous 30 days. The dollar limit on telephone sales is $100,000 in a 30-day period. Certain restrictions apply to retirement plan accounts. For details, call 1-800-345-6611.

d. The last sentence of the first paragraph under the heading "Buying and selling shares -- How to sell shares -- Selling by wire" on page 26 of the Prospectus is deleted.

                           OTHER TRANSACTION POLICIES

a. Add the following paragraph to the section entitled "Buying and exchanging shares -- Other transaction policies" on pages 28-29 of the Prospectus:

        If the value of your account falls below $1,000 (other than as a result of depreciation in the value of your Fund shares), you may be subject to an annual account fee of $10. This fee is deducted from the account in June of each year. Approximately 60 days prior to the date on which the fee is to be deducted from your account, the Fund's transfer agent will send you written notification of the fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted from your account.

7.  EXCHANGE PRIVILEGE

a. The following section is added immediately following the section entitled "How to invest in the Funds -- Buying and selling shares" on pages 25-29 of the
Prospectus:

EXCHANGE PRIVILEGE

Effective July 22, 2002, you may exchange Trust Shares of a Fund for Trust Shares of any other Galaxy Fund or for Class Z shares of any other fund that's underwritten by Liberty Funds Distributor, Inc. in which you have an existing account. Contact your financial institution or plan administrator or call Galaxy's distributor at 1-800-422-3737 for more information.

Galaxy doesn't charge any fee for making exchanges but your financial institution might do so. You are generally limited to one exchange per month. Galaxy may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.

7.  DIVIDENDS, DISTRIBUTIONS AND TAXES

Effective July 22, 2002, the options for handling dividends and distributions paid by the Funds are revised as set forth below:

a. The last sentence of the paragraph under the heading "Dividends, distributions and taxes -- Dividends and capital gains distributions" on page 30 of the Prospectus is deleted and replaced with the following:

When you open your account, you (if you purchased your shares directly from Galaxy's distributor) or your financial institution or plan administrator on your behalf (if you purchased your shares through a financial institution or employer-sponsored defined contribution plan), can choose one of the following options for handling dividends and distributions (to change the option selected, call 1-800-345-6611):

    - Reinvest all dividends and distributions in additional shares of your current Fund

    - Reinvest all dividends and distributions in shares of another Galaxy Fund or in shares of any other fund that's underwritten by Liberty Funds Distributor, Inc.

    - Receive dividends in cash (see options below) and reinvest capital gains

    - Receive all dividends and distributions in cash (with one of the following options):

       - send the check to your address of record

       - send the check to a third party address

       - transfer the money to your bank via electronic funds transfer

If you do not indicate on your account application your preference for handling dividends and distributions, all of your dividends and distributions will be automatically reinvested in shares of your current Fund.

Dividends and distributions of $10 or less will be automatically reinvested in additional Fund shares. If you elect to receive dividends and distributions by check and the check is returned as undeliverable, or if you do not cash a dividend or distribution check within six months of the check date, the dividend or distribution will be reinvested in additional shares of the Fund. All subsequent dividends and distributions will be reinvested in additional Fund shares.

8.  HOW TO REACH GALAXY

Effective July 22, 2002, the methods for contacting Galaxy are revised as set forth below for those investors purchasing shares of the Corporate Bond Fund directly from Galaxy's distributor:

a. The telephone number in the paragraph under the heading "Galaxy shareholder services" on page 32 of the Prospectus has been changed to 1-800-345-6611.

b. The section entitled "InvestConnect" on page 32 of the Prospectus is deleted and replaced with the following:

        CUSTOMER CONNECTION

        Customer Connection is Galaxy's state-of-the-art automated telephone system. Call 1-800-345-6611 for automated access to your account. To be immediately directed to a representative, press "0". You can also sign up for our speech recognition system. If you are calling from outside the U.S., follow the instructions of your long distance carrier and then dial 1-303-337-6555.

c. The sidenote under the heading "Hearing impaired" on page 32 of the Prospectus is deleted.

d. The address and telephone number for contacting Galaxy to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) have been changed to:

                   The Galaxy Fund
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081
                    1-800-345-6611

                                THE GALAXY FUND
                                   ("GALAXY")
                          GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                             GALAXY GROWTH FUND II
                        GALAXY INTERNATIONAL EQUITY FUND
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND
                          GALAXY LARGE CAP VALUE FUND
                          GALAXY LARGE CAP GROWTH FUND
                                 (THE "FUNDS")

                                  TRUST SHARES

                         SUPPLEMENT DATED JULY 3, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

    THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                                 *  *  *  *  *

1.  GALAXY ASSET ALLOCATION FUND

a. The third paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus is revised to read as follows:

      Debt securities purchased by the Fund generally will be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. ("Moody's"), or will be unrated securities determined by the Adviser to be of comparable quality. When deemed appropriate by the Adviser, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities, also known as "junk bonds."

b. The following paragraphs are added after the third paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus:

      The Fund may invest up to 25% of its net assets in foreign securities.

      The Fund may invest up to 10% of its net assets in exchange-traded funds, such as iShares-SM-. Exchange-traded funds are shares of investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ-Registered Trademark- National Market System. iShares, which are traded on the American Stock Exchange
      (AMEX), are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International indices for various countries and regions.

      The Fund may invest up to 10% of its net assets in derivative instruments, such as options, futures and foreign currencies, for the purpose of hedging its portfolio.

c. The following sentence is added at the end of the bullet point entitled "Credit risk" under the heading "The main risks of investing in the Fund" on page 3 of the Prospectus:

      Generally, non-investment grade debt securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade debt securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

d. The following bullet points are added to the section entitled "The main risks of investing in the Fund" on pages 3-4 of the Prospectus:

     - Foreign Investments -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks and bonds may be more volatile and less liquid than U.S. stocks and bonds.

     - Hedging -- The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

     - iShares -- iShares were initially offered to the public in 1996 and have a limited operating history. Information is lacking regarding the actual performance and trading liquidity of iShares over extended periods or over complete market cycles. In addition, there is no assurance that the requirements of AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event that substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected.

e. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 6 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

f. The sidenote entitled "Portfolio managers" on page 6 of the Prospectus is retitled "Portfolio manager" and revised to read as follows:

      The Fund's portfolio manager is Harvey B. Hirschhorn, CFA. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. He has been associated with the Adviser and its affiliates since 1973 and is a Senior Vice President and Head of Active Asset Allocation and Strategy.

2.  GALAXY EQUITY INCOME FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 7 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, primarily common stocks.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 10 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

3.  GALAXY GROWTH AND INCOME FUND

a. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 14 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

4.  GALAXY STRATEGIC EQUITY FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 15 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities, primarily common stock and securities that can be converted into common stock.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 18 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

5.  GALAXY EQUITY VALUE FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 19 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, mainly common stocks that the Adviser believes are undervalued.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 22 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

6.  GALAXY EQUITY GROWTH FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 23 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 26 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

7.  GALAXY GROWTH FUND II

a. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 31 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

8.  GALAXY INTERNATIONAL EQUITY FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 32 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily the equity securities of foreign issuers.

b. Oechsle International Advisors, LLC will no longer serve as the Fund's sub-adviser effective upon the expiration of its Sub-Advisory Agreement with the Fund's adviser, Fleet Investment Advisors Inc. (the "Adviser"), on August 10, 2002. As of such date, the Fund will be managed solely by the Adviser.

c. Effective August 10, 2002, the sidenote entitled "Portfolio managers" on page 36 of the Prospectus is revised to read as follows:

      The Fund's portfolio managers are Christopher Legallet and James M. McAlear. Mr. Legallet has been associated with the Adviser and its affiliates since 1997. From 1992 to 1997, Mr. Legallet was Managing Director and Portfolio Manager of Jupiter Asset Management (Asia Ltd.) in Hong Kong and from 1988 to 1992, he was Vice President of Asian equities at Solomon Inc. Mr. McAlear has been associated with the Adviser and its affiliates since 1992 and specializes in international portfolio management and research. He has over 30 years of investment experience.

d. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 36 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

9.  GALAXY SMALL CAP VALUE FUND

a. Effective July 31, 2002, the second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 42 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies that have market capitalizations of $1.5 billion or less.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 45 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

10.  GALAXY SMALL COMPANY EQUITY FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 46 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities, primarily common stocks, of small companies that have market capitalizations of $1.5 billion or less.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 49 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

11.  GALAXY LARGE CAP VALUE FUND

a. Effective July 31, 2002, the first paragraph under the heading "The Fund's main investment strategies" on page 50 of the Prospectus is revised to read as follows:

      The Fund invests primarily (under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes) in the equity securities of established U.S. companies with large market capitalizations (in excess of $5 billion), mainly dividend-paying common stocks that the Adviser believes to be undervalued by the market.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 53 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

12.  GALAXY LARGE CAP GROWTH FUND

a. Effective July 31, 2002, the first paragraph under the heading "The Fund's main investment strategies" on page 54 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities, mainly common stocks, of U.S. companies with large market capitalizations (in excess of $5 billion), primarily those that demonstrate long-term earnings growth.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 57 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

13.  EXCHANGE PRIVILEGE

a. The following section is added immediately following the section entitled "How to invest in the Funds -- Buying and selling shares" on pages 62-63 of the
Prospectus:

        EXCHANGE PRIVILEGE

        Effective July 22, 2002, you may exchange Trust Shares of a Fund for Trust Shares of any other Galaxy Fund or for Class Z shares of any other fund that's underwritten by Liberty Funds Distributor, Inc. in which you have an existing account. Contact your financial institution or plan administrator for more information.

        Galaxy doesn't charge any fee for making exchanges but your financial institution might do so. You are generally limited to one exchange per month. Galaxy may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.

14.  DIVIDENDS, DISTRIBUTIONS AND TAXES

On July 22, 2002, Liberty Funds Services, Inc., an affiliate of the Adviser, will begin serving as the Funds' transfer agent and dividend disbursing agent. As a result, effective as of such date, the options for handling dividends and distributions paid by the Funds are revised as set forth below:

a. The last sentence of the paragraph under the heading "Dividends, distributions and taxes -- Dividends and capital gains distributions" on page 64 of the Prospectus is deleted and replaced with the following:

        When you open your account, you or your financial institution or plan administrator on your behalf can choose one of the following options for handling dividends and distributions (to change the option selected, call 1-800-345-6611):

            - Reinvest all dividends and distributions in additional shares of your current Fund

            - Reinvest all dividends and distributions in shares of another
              Galaxy Fund or in shares of any other fund that's underwritten by Liberty Funds Distributor, Inc.

            - Receive dividends in cash (see options below) and reinvest capital gains

            - Receive all dividends and distributions in cash (with one of the following options):

                - send the check to your address of record

                - send the check to a third party address

                - transfer the money to your bank via electronic funds transfer

        If you do not indicate on your account application your preference for handling dividends and distributions, all of your dividends and distributions will be automatically reinvested in shares of your current Fund.

        Dividends and distributions of $10 or less will be automatically reinvested in additional Fund shares. If you elect to receive dividends and distributions by check and the check is returned as undeliverable, or if you do not cash a dividend or distribution check within six months of the check date, the dividend or distribution will be reinvested in additional shares of the Fund. All subsequent dividends and distributions will be reinvested in additional Fund shares.

15.  HOW TO REACH GALAXY

a. Effective July 22, 2002, the address and telephone number for contacting Galaxy to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) have been changed to:

                    The Galaxy Fund
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081
                    1-800-345-6611

                                THE GALAXY FUND
                                   ("GALAXY")

                          GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                             GALAXY GROWTH FUND II
                        GALAXY INTERNATIONAL EQUITY FUND
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND
                          GALAXY LARGE CAP VALUE FUND
                          GALAXY LARGE CAP GROWTH FUND
                                 (THE "FUNDS")

                      RETAIL A SHARES AND RETAIL B SHARES

                         SUPPLEMENT DATED JULY 3, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

    THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                                 *  *  *  *  *

1.  GALAXY ASSET ALLOCATION FUND

a. The third paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus is revised to read as follows:

      Debt securities purchased by the Fund generally will be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. ("Moody's"), or will be unrated securities determined by the Adviser to be of comparable quality. When deemed appropriate by the Adviser, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities, also known as "junk bonds."

b. The following paragraphs are added after the third paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus:

      The Fund may invest up to 25% of its net assets in foreign securities.

      The Fund may invest up to 10% of its net assets in exchange-traded funds, such as iShares-SM-. Exchange-traded funds are shares of investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ-Registered Trademark- National Market System. iShares, which are traded on the American Stock Exchange
      (AMEX), are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International indices for various countries and regions.

      The Fund may invest up to 10% of its net assets in derivative instruments, such as options, futures and foreign currencies, for the purpose of hedging its portfolio.

c. The following sentence is added at the end of the bullet point entitled "Credit risk" under the heading "The main risks of investing in the Fund" on pages 2-3 of the Prospectus:

      Generally, non-investment grade debt securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade debt securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

d. The following bullet points are added to the section entitled "The main risks of investing in the Fund" on pages 2-3 of the Prospectus:

    - Foreign Investments -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks and bonds may be more volatile and less liquid than U.S. stocks and bonds.

    - Hedging -- The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

    - iShares -- iShares were initially offered to the public in 1996 and have a limited operating history. Information is lacking regarding the actual performance and trading liquidity of iShares over extended periods or over complete market cycles. In addition, there is no assurance that the requirements of AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event that substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected.

e. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 6 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

f. The sidenote entitled "Portfolio managers" on page 7 of the Prospectus is retitled "Portfolio manager" and revised to read as follows:

      The Fund's portfolio manager is Harvey B. Hirschhorn CFA. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. He has been associated with the Adviser and its affiliates since 1973 and is a Senior Vice President and Head of Active Asset Allocation and Strategy.

2.  GALAXY EQUITY INCOME FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 8 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, primarily common stocks.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 10 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

3.  GALAXY GROWTH AND INCOME FUND

a. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 14 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

4.  GALAXY STRATEGIC EQUITY FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 16 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities, primarily common stock and securities that can be converted into common stock.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 18 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

5.  GALAXY EQUITY VALUE FUND

a. Effective as of July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 20 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, mainly common stocks that the Adviser believes are undervalued.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 23 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

6.  GALAXY EQUITY GROWTH FUND

a. Effective as of July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 25 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 28 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

7.  GALAXY GROWTH FUND II

a. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 33 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

8.  GALAXY INTERNATIONAL EQUITY FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 35 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily the equity securities of foreign issuers.

b. Oechsle International Advisors, LLC will no longer serve as the Fund's sub-adviser effective upon the expiration of its Sub-Advisory Agreement with the Fund's adviser, Fleet Investment Advisors Inc. (the "Adviser"), on August 10, 2002. As of such date, the Fund will be managed solely by the Adviser.

c. Effective August 10, 2002, the sidenote entitled "Portfolio managers" on page 39 of the Prospectus is revised to read as follows:

      The Fund's portfolio managers are Christopher Legallet and James M. McAlear. Mr. Legallet has been associated with the Adviser and its affiliates since 1997. From 1992 to 1997, Mr. Legallet was Managing Director and Portfolio Manager of Jupiter Asset Management (Asia Ltd.) in Hong Kong and from 1988 to 1992, he was Vice President of Asian equities at Solomon Inc. Mr. McAlear has been associated with the Adviser and its affiliates since 1992 and specializes in international portfolio management and research. He has over 30 years of investment experience.

d. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 38 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

9.  GALAXY SMALL CAP VALUE FUND

a. Effective July 31, 2002, the second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 46 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies that have market capitalizations of $1.5 billion or less.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 49 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

10.  GALAXY SMALL COMPANY EQUITY FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 51 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities, primarily common stocks, of small companies that have market capitalizations of $1.5 billion or less.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 54 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

11.  GALAXY LARGE CAP VALUE FUND

a. Effective July 31, 2002, the first paragraph under the heading "The Fund's main investment strategies" on page 56 of the Prospectus is revised to read as follows:

      The Fund invests primarily (under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes) in the equity securities of established U.S. companies with large market capitalizations (in excess of $5 billion), mainly dividend-paying common stocks that the Adviser believes to be undervalued by the market.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 59 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

12.  GALAXY LARGE CAP GROWTH FUND

a. Effective July 31, 2002, the first paragraph under the heading "The Fund's main investment strategies" on page 61 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities, mainly common stocks, of U.S. companies with large market capitalizations (in excess of $5 billion), primarily those that demonstrate long-term earnings growth.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 63 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

13.  HOW TO INVEST IN THE FUNDS

On July 22, 2002, Liberty Funds Services, Inc., an affiliate of the Adviser, will begin serving as the Funds' transfer agent and dividend disbursing agent. As a result, effective as of such date, certain of the procedures for buying, selling and exchanging shares of the Funds will change as set forth below:

                               HOW TO BUY SHARES

a. The telephone number for buying shares directly from Galaxy's distributor as set forth under the heading "Buying, selling and exchanging shares -- How to buy shares" on page 72 of the Prospectus has been changed to 1-800-345-6611.

b. The address to which completed account applications, checks and/or other materials should be mailed in connection with initial and subsequent investments in the Funds as set forth under the heading "Buying, selling and exchanging shares -- How to buy shares -- Buying by mail" on pages 72-73 of the Prospectus has been changed to:

                    The Galaxy Fund
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081

c. The following information replaces the sidenote entitled "Minimum investment amounts" on page 72 of the Prospectus:

      MINIMUM INVESTMENT AMOUNTS

      The minimum initial investment to open a Fund account is:

            - $1,000 for regular accounts

            - $25 for retirement plan accounts, such as IRA, SEP and Keogh Plan accounts

            - $25 for college savings accounts, including Coverdell Education
              Savings Accounts

      There is no minimum initial investment if you participate in the Automatic Investment Program. You can make additional investments for as little as $50. See GALAXY INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

d. The first two paragraphs under the heading "Buying, selling and exchanging shares -- How to buy shares -- Buying by wire" on page 73 of the Prospectus are revised to read as follows:

      You may make an initial or additional investment by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and wiring instructions.

      Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, c/o Liberty Funds
      Services, Inc., P.O. Box 8081, Boston, MA 02266-8081. Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-800-345-6611 for an account application.

e. The following section is added following the section entitled "Buying, selling and exchanging shares -- Buying by wire" on page 73 of the Prospectus:

      BUYING BY ELECTRONIC FUNDS TRANSFER

      You can buy shares by electronically transferring money from your bank account to your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle. To be eligible to use this privilege, you must complete the appropriate section on the account application.

                               HOW TO SELL SHARES

a. The address to which written requests to sell shares of the Funds should be mailed as set forth under the heading "Buying, selling and exchanging shares -- How to sell shares -- Selling by mail" on page 74 of the Prospectus has been changed to:

                    The Galaxy Fund
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081

b. The first sentence under the heading "Buying, selling and exchanging shares -- Selling by phone" on page 74 of the Prospectus is deleted and replaced with the following:

      You can sell shares and request that a check be sent to your address of record by calling Galaxy's distributor at 1-800-422-3737, unless you have notified Galaxy of an address change within the previous 30 days. The dollar limit on telephone sales is $100,000 in a 30-day period. Certain restrictions apply to retirement plan accounts. For details, call 1-800-345-6611.

c. The first paragraph (including the bullet points) under the sidenote entitled "Signature guarantees" on page 74 of the Prospectus is deleted and replaced with the following:

      When selling your shares by mail, you must have your signature guaranteed.

d. The last sentence of the first paragraph under the heading "Buying, selling and exchanging shares -- How to sell shares -- Selling by wire" on page 74 of the Prospectus is deleted.

                             HOW TO EXCHANGE SHARES

a. The first sentence of the first paragraph under the heading "Buying, selling and exchanging shares -- How to exchange shares" on page 74 of the Prospectus is revised to read as follows:

      You may exchange Retail A Shares of a Fund for Retail A Shares of any other Galaxy Fund or for Class A shares of any other fund that's underwritten by Liberty Funds Distributor, Inc. in which you have an existing account.

b. The second paragraph under the heading "Buying, selling and exchanging shares -- How to exchange shares" on page 74 of the Prospectus is revised to read as follows:

      You may exchange Retail B Shares of a Fund for Retail B Shares of any other Galaxy Fund or for Class B shares of any other fund that's underwritten by Liberty Funds Distributor, Inc. You won't pay a CDSC when you exchange your Retail B Shares. However, when you sell the Retail B Shares or Class B shares you acquired in the exchange, you'll pay a CDSC based on the date you bought the Retail B Shares which you exchanged.

c. The section entitled "To exchange shares" under the heading "Buying, selling and exchanging shares -- How to exchange shares" on page 75 of the Prospectus is revised to read as follows:

      To exchange shares:

            - ask your financial adviser

            - call Galaxy's distributor at 1-800-422-3737

            - send your request in writing to:

                                  The Galaxy Fund
                                   c/o Liberty Funds Services, Inc.
                                   P.O. Box 8081
                                   Boston, MA 02266-8081

      Galaxy doesn't charge any fee for making exchanges, but your financial adviser might do so. You are generally limited to one exchange per month. Galaxy may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.

                           OTHER TRANSACTION POLICIES

a. Add the following paragraph to the section entitled "Buying, selling and exchanging shares -- Other transaction policies" on page 75 of the Prospectus:

      If the value of your account falls below $1,000 (other than as a result of depreciation in the value of your Fund shares), you may be subject to an annual account fee of $10. This fee is deducted from the account in June of each year. Approximately 60 days prior to the date on which the fee is to be deducted from your account, the Fund's transfer agent will send you written notification of the fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted from your account.

5.  DIVIDENDS, DISTRIBUTIONS AND TAXES

Effective July 22, 2002, the options for handling dividends and distributions paid by the Funds are revised as set forth below:

a. The last sentence of the paragraph under the heading "Dividends, distributions and taxes -- Dividends and capital gains distributions" on page 76 of the Prospectus is deleted and replaced with the following:

      When you open your account, you can choose one of the following options for handling dividends and distributions (to change the option selected, call 1-800-345-6611):

            - Reinvest all dividends and distributions in additional shares of your current Fund

            - Reinvest all dividends and distributions in shares of another
              Galaxy Fund or in shares of any other fund that's underwritten by Liberty Funds Distributor, Inc.

            - Receive dividends in cash (see options below) and reinvest capital gains

            - Receive all dividends and distributions in cash (with one of the following options):

                - send the check to your address of record

                - send the check to a third party address

                - transfer the money to your bank via electronic funds transfer

      If you do not indicate on your account application your preference for handling dividends and distributions, all of your dividends and distributions will be automatically reinvested in shares of your current Fund.

      Dividends and distributions of $10 or less will be automatically reinvested in additional Fund shares. If you elect to receive dividends and distributions by check and the check is returned as undeliverable, or if you do not cash a dividend or distribution check within six months of the check date, the dividend or distribution will be reinvested in additional shares of the Fund. All subsequent dividends and distributions will be reinvested in additional Fund shares.

6.  GALAXY INVESTOR PROGRAMS

Effective July 22, 2002, certain features of the investor programs offered by Galaxy are revised as set forth below:

                          AUTOMATIC INVESTMENT PROGRAM

a. The last sentence under the heading "Other programs -- Automatic Investment Program" on page 78 of the Prospectus is revised to read as follows:

        The minimum investment is $50.

                           COLLEGE INVESTMENT PROGRAM

a. The first and third sentences in the paragraph under the heading "Other programs -- College Investment Program" on page 78 of the Prospectus are revised to read as follows:

        The minimum for initial and additional investments in the College investment program is $25...

        The minimum for initial and additional investments in a Coverdell Education Savings Account is $25.

                           SYSTEMATIC WITHDRAWAL PLAN

a. The first sentence of the first paragraph under the heading "Other programs -- Systematic Withdrawal Plan" on page 78 of the Prospectus is revised to read as follows:

        You can make regular withdrawals from your Fund account in a specified percentage or dollar amount every month, every quarter or every six months. In order to participate in the plan, you need a minimum account balance of $5,000 and you must have elected to have all dividends and distributions reinvested in additional shares.

                             NEW INVESTOR PROGRAMS

a. The following sections are added following the section entitled "Other programs -- Automatic Investment Program" on page 78 of the Prospectus:

      AUTOMATED DOLLAR COST AVERAGING

      You can purchase shares for your Fund account by exchanging $100 or more each month from another Galaxy Fund or from any fund of Galaxy Fund II that's underwritten by Liberty Funds Distributor, Inc. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may change the amount of the exchange by calling 1-800-345-6611. You must complete the appropriate section on the account application to be eligible to use this privilege.

      DIVIDEND DIVERSIFICATION

      You may automatically invest dividends distributed by another fund that's underwritten by Liberty Funds Distributor, Inc. in shares of the Funds. To invest your dividends in another fund, call 1-800-345-6611.

                              GENERAL INFORMATION

a. The telephone number (i) in the last paragraph under the heading "Retirement plans" and (ii) in the paragraph under the heading "Other programs" on page 78 of the Prospectus is changed to 1-800-799-7526.

b. The address to which to mail your instructions to cancel your participation in any of Galaxy's investor programs (other than the Direct deposit program) as set forth in the second to last paragraph under "Other programs" on page 78 of the Prospectus has been changed to:

                    The Galaxy Fund
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081

7.  HOW TO REACH GALAXY

Effective July 22, 2002, the methods for contacting Galaxy are revised as set forth below:

a. The telephone number in the paragraph under the heading "Galaxy shareholder services" on page 79 of the Prospectus has been changed to 1-800-345-6611.

b. The section entitled "InvestConnect" on page 79 of the Prospectus is deleted and replaced with the following:

      CUSTOMER CONNECTION

      Customer Connection is Galaxy's state-of-the-art automated telephone system. Call 1-800-345-6611 for automated access to your account. To be immediately directed to a representative, press "0". You can also sign up for our speech recognition system. If you are calling from outside the U.S., follow the instructions of your long distance carrier and then dial 1-303-337-6555.

c. The sidenote under the heading "Hearing impaired" on page 79 of the Prospectus is deleted.

d. The address and telephone number for contacting Galaxy to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) have been changed to:

                    The Galaxy Fund
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081
                    1-800-345-6611

                                THE GALAXY FUND
                                   ("GALAXY")

                          GALAXY ASSET ALLOCATION FUND
                         GALAXY GROWTH AND INCOME FUND
                           GALAXY EQUITY GROWTH FUND
                        GALAXY INTERNATIONAL EQUITY FUND
                          GALAXY SMALL CAP VALUE FUND
                         GALAXY HIGH QUALITY BOND FUND
                                 (THE "FUNDS")

                       PRIME A SHARES AND PRIME B SHARES

                         SUPPLEMENT DATED JULY 3, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

    THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                                 *  *  *  *  *

1.  GALAXY ASSET ALLOCATION FUND

a. The third paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus is revised to read as follows:

        Debt securities purchased by the Fund generally will be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. ("Moody's"), or will be unrated securities determined by the Adviser to be of comparable quality. When deemed appropriate by the Adviser, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities, also known as "junk bonds."

b. The following paragraphs are added after the third paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus:

        The Fund may invest up to 25% of its net assets in foreign securities.

        The Fund may invest up to 10% of its net assets in exchange-traded funds, such as iShares-SM-. Exchange-traded funds are shares of investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ-Registered Trademark-National Market System. iShares, which are traded on the American Stock Exchange

        (AMEX), are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International indices for various countries and regions.

        The Fund may invest up to 10% of its net assets in derivative instruments, such as options, futures and foreign currencies, for the purpose of hedging its portfolio.

c. The following sentence is added at the end of the bullet point entitled "Credit risk" under the heading "The main risks of investing in the Fund" on page 3 of the Prospectus:

        Generally, non-investment grade debt securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade debt securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

d. The following bullet points are added to the section entitled "The main risks of investing in the Fund" on pages 3-4 of the Prospectus:

    - Foreign Investments -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks and bonds may be more volatile and less liquid than U.S. stocks.

    - Hedging -- The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

    - iShares -- iShares were initially offered to the public in 1996 and have a limited operating history. Information is lacking regarding the actual performance and trading liquidity of iShares over extended periods or over complete market cycles. In addition, there is no assurance that the requirements of AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event that substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected.

e. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 6 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

f. The sidenote entitled "Portfolio managers" on page 7 of the Prospectus is retitled "Portfolio manager" and revised to read as follows:

        The Fund's portfolio manager is Harvey B. Hirschhorn. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. He has been associated with the Adviser and its affiliates since 1973 and is a Senior Vice President and Head of Active Asset Allocation and Strategy.

2.  GALAXY GROWTH AND INCOME FUND

a. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 11 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

3.  GALAXY EQUITY GROWTH FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 13 of the Prospectus is revised to read as follows:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 16 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

4.  GALAXY INTERNATIONAL EQUITY FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 18 of the Prospectus is revised to read as follows:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily the equity securities of foreign issuers.

b. Oechsle International Advisors, LLC will no longer serve as the Fund's sub-adviser effective upon the expiration of its Sub-Advisory Agreement with the Fund's adviser, Fleet Investment Advisors Inc. (the "Adviser"), on August 10, 2002. As of such date, the Fund will be managed solely by the Adviser.

c. Effective August 10, 2002, the sidenote entitled "Portfolio managers" on page 23 of the Prospectus is revised to read as follows:

        The Fund's portfolio managers are Christopher Legallet and James M. McAlear. Mr. Legallet has been associated with the Adviser and its affiliates since 1997. From 1992 to 1997, Mr. Legallet was Managing Director and Portfolio Manager of Jupiter Asset Management (Asia Ltd.) in Hong Kong and from 1988 to 1992, he was Vice President of Asian equities at Solomon Inc. Mr. McAlear has been associated with the

        Adviser and its affiliates since 1992 and specializes in international portfolio management and research. He has over 30 years of investment experience.

d. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 22 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

5.  GALAXY SMALL CAP VALUE FUND

a. Effective July 31, 2002, the second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 31 of the Prospectus is revised to read as follows:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies that have market capitalizations of $1.5 billion or less.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 34 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

6.  GALAXY HIGH QUALITY BOND FUND

a. Effective July 31, 2002, the name of the Fund is changed to "Galaxy Quality Plus Bond Fund."

b. Effective July 31, 2002, the third and fifth sentences of the fourth paragraph under the heading "The Fund's main investment strategies" on page 36 of the Prospectus are revised to read as follows:

        Substantially all of the Fund's investments (under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes) will be debt obligations of investment grade quality. ...The
        Fund expects that under normal circumstances at least 50% of its net assets plus any borrowings for investment purposes will be invested in high quality debt obligations that have one of the top two ratings assigned by S&P or Moody's or unrated securities determined by the Adviser to be of comparable quality.

c. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 40 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

7.  HOW TO INVEST IN THE FUNDS

On July 22, 2002, Liberty Funds Services, Inc., an affiliate of the Adviser, will begin serving as the Funds' transfer agent and dividend disbursing agent. As a result, effective as of such date, certain of the procedures for exchanging shares of the Funds will change as set forth below:

                             HOW TO EXCHANGE SHARES

a. The first sentence of the first paragraph under the heading "Buying, selling and exchanging shares -- How to exchange shares" on page 49 of the Prospectus is revised to read as follows:

        You may exchange Prime A Shares of a Fund for Prime A Shares of any other Galaxy Fund or for Class A shares of any other fund that's underwritten by Liberty Funds Distributor, Inc. in which you have an existing account.

b. The second paragraph under the heading "Buying, selling and exchanging shares -- How to exchange shares" on page 49 of the Prospectus is revised to read as follows:

        You may exchange Prime B Shares of a Fund for Prime B Shares of any other Galaxy Fund or for Class B shares of any other fund that's underwritten by Liberty Funds Distributor, Inc. You won't pay a CDSC when you exchange your Prime B Shares. However, when you sell the Prime B Shares or Class B shares you acquired in the exchange, you'll pay a CDSC based on the date you bought the Prime B Shares which you exchanged.

                           OTHER TRANSACTION POLICIES

a. Add the following paragraph to the section entitled "Buying, selling and exchanging shares -- Other transaction policies" on pages 49-50 of the
Prospectus:

        If the value of your account falls below $1,000 (other than as a result of depreciation in the value of your Fund shares), you may be subject to an annual account fee of $10. This fee is deducted from the account in June of each year. Approximately 60 days prior to the date on which the fee is to be deducted from your account, the Fund's transfer agent will send you written notification of the fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted from your account.

8.  DIVIDENDS, DISTRIBUTIONS AND TAXES

Effective July 22, 2002, the options for handling dividends and distributions paid by the Funds are revised as set forth below:

a. The last sentence of the paragraph under the heading "Dividends, distributions and taxes -- Dividends and capital gains distributions" on page 51 of the Prospectus is deleted and replaced with the following:

When you open your account, you can choose one of the following options for handling dividends and distributions (to change the option selected, call your broker-dealer or 1-800-345-6611):

    - Reinvest all dividends and distributions in additional shares of your current Fund

    - Reinvest all dividends and distributions in shares of another Galaxy Fund or in shares of any other fund that's underwritten by Liberty Funds Distributor, Inc.

    - Receive dividends in cash (see options below) and reinvest capital gains

    - Receive all dividends and distributions in cash (with one of the following options):

       - send the check to your address of record

       - send the check to a third party address

       - transfer the money to your bank via electronic funds transfer

If you do not indicate on your account application your preference for handling dividends and distributions, all of your dividends and distributions will be automatically reinvested in shares of your current Fund.

Dividends and distributions of $10 or less will be automatically reinvested in additional Fund shares. If you elect to receive dividends and distributions by check and the check is returned as undeliverable, or if you do not cash a dividend or distribution check within six months of the check date, the dividend or distribution will be reinvested in additional shares of the Fund. All subsequent dividends and distributions will be reinvested in additional Fund shares.

9.  HOW TO REACH GALAXY

a. Effective July 22, 2002, the address and telephone number for contacting Galaxy to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) have been changed to:

                    The Galaxy Fund
                    c/o Liberty Funds Services, Inc.
                    P.O. Box 8081
                    Boston, MA 02266-8081
                    1-800-345-6611

                                 THE GALAXY FUND
                                   ("GALAXY")

                           GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                          GALAXY HIGH QUALITY BOND FUND
                           GALAXY CORPORATE BOND FUND
                                  (THE "FUNDS")

                TRUST SHARES, RETAIL A SHARES AND RETAIL B SHARES

                         SUPPLEMENT DATED JULY 3, 2002
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2002


THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

1.       GALAXY SHORT-TERM BOND FUND

         Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks - Short-Term Bond Fund" on pages 3-4 of the Statement of Additional Information:

         "Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations, such as bonds and debentures. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

2.       GALAXY INTERMEDIATE GOVERNMENT INCOME FUND

         Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks - Intermediate Government Income Fund" on pages 5-6 of the Statement of Additional Information:

         "Under normal circumstances, the Intermediate Government Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements backed by these obligations. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

3.       GALAXY HIGH QUALITY BOND FUND

         (a) Effective July 31, 2002, the name of the Fund is changed to "Galaxy Quality Plus Bond Fund."

         (b) Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks - High Quality Bond Fund" on page 6 of the Statement of Additional Information:

         "The Quality Plus Bond Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in investment grade debt obligations. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

4.       GALAXY CORPORATE BOND FUND

         Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks - Corporate Bond Fund" on pages 6-7 of the Statement of Additional Information:

         "Under normal circumstances, the Corporate Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt obligations. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

5.       CUSTODY RECEIPTS AND TRUST CERTIFICATES

         The following paragraph is added as the last paragraph under the heading "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations - Derivative Securities" on pages 15-17 of the Statement of Additional Information:

         "CUSTODY RECEIPTS AND TRUST CERTIFICATES. Each Fund may invest in custody receipts and trust certificates that represent corporate debt securities. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Funds, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market."

6.       CHANGES IN CERTAIN SERVICE PROVIDERS

         Effective July 1, 2002, Liberty Funds Distributor, Inc. ("LFDI"), an affiliate of Fleet Investment Advisors Inc. ("Fleet"), Galaxy's investment adviser, serves as Galaxy's distributor. LFDI's principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

         Effective July 1, 2002, Fleet also serves as the administrator for Galaxy. Pursuant to its Administration Agreement with Galaxy, Fleet (i) is responsible for providing substantially the same types of administrative services (other than certain pricing and bookkeeping services) as those that were required to be provided by PFPC Inc. ("PFPC"), Galaxy's former administrator, and (ii) is entitled to receive the same fees for providing such services as those that PFPC was entitled to receive. Effective July 1, 2002, PFPC will serve as sub-administrator to Galaxy pursuant to an agreement with Fleet.

         Effective July 1, 2002, Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet, is responsible for providing Galaxy with certain pricing and bookkeeping services. Pursuant to its Pricing and Bookkeeping Agreement with Galaxy, CMA (i) is responsible for providing substantially the same types of pricing and bookkeeping services as those that were required to be provided by PFPC pursuant to its Administration Agreement with Galaxy, and
         (ii) is entitled to receive the same fees for providing such pricing and bookkeeping services as those that PFPC was entitled to receive. PFPC has agreed to continue to provide certain of these pricing and bookkeeping services pursuant to an agreement with CMA. CMA's principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

         Effective July 22, 2002, Liberty Funds Services, Inc. ("LFS"), an affiliate of Fleet, will serve as the Funds' transfer agent and dividend disbursing agent. Pursuant to its Shareholders' Servicing and Transfer Agent Agreement with Galaxy, LFS (i) is responsible for providing substantially the same types of services as those that were previously provided by PFPC, the Funds' former transfer agent and dividend disbursing agent, and (ii) is entitled to receive the same fees as those that PFPC was entitled to receive. LFS' principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

         The name of The Chase Manhattan Bank, Galaxy's custodian, has been changed to JPMorgan Chase Bank.

7.       INVESTOR PROGRAMS - RETAIL A SHARES AND RETAIL B SHARES

         Effective July 22, 2002, certain features of the investor programs offered by Galaxy are revised as set forth below:

                               EXCHANGE PRIVILEGE

         (a) The first paragraph under the heading "Investor Programs - Retail A Shares and Retail B Shares - Exchange Privilege" on pages 37-38 of the Statement of Additional Information is revised to read as follows:

         "Investors may, after appropriate prior authorization, (i) exchange Retail A Shares of a Fund for Retail A Shares of any of the other Funds or portfolios offered by Galaxy or for Class A shares of any fund underwritten by LFDI in which the investor maintains an account and
         (ii) exchange Retail B Shares of a Fund for Retail B Shares of any of the other Funds or portfolios offered by Galaxy or for Class B shares of any other fund that's underwritten by LFDI in which the investor maintains an account, provided that such other shares may legally be sold in the state of the investor's residence. The minimum initial investment to establish a new account by exchange in another Fund offered by Galaxy is $1,000, unless at the time of the exchange the investor elects, with respect to the Fund into which the exchange is being made, to participate in the Automatic
         Investment Program described below, in which event the minimum initial investment is generally $50, or in the College Investment Program described below, in which event the minimum initial investment is generally $25."

         (b) The telephone number for contacting Galaxy to obtain additional information about the exchange privilege or a prospectus or to make an exchange has been changed to 1-800-345-6611.

         (c) The first sentence of the fourth paragraph under the heading "Investor Programs - Retail A Shares and Retail B Shares - Exchange Privilege" on pages 37-38 of the Statement of Additional Information is revised to read as follows:

         "In order to prevent abuse of this privilege to the disadvantage of other shareholders, Galaxy reserves the right to terminate the exchange privilege of any shareholder who requests more than one exchange per month."

                                RETIREMENT PLANS

         (a) The minimum initial investment for an IRA account, a SEP account, a MERP or a Keogh Plan as set forth under "Investor Programs - Retail A Shares and Retail B Shares - Retirement Plans" on page 38 of the Statement of Additional Information has been changed to $25.

         (b) The telephone number to call to obtain detailed information concerning eligibility and other matters related to IRAs, SEPs, and Keogh Plans and the form of application has been changed to 1-800-345-6611.

                           SYSTEMATIC WITHDRAWAL PLAN

         (a) The first sentence of the second paragraph under the heading "Investor Programs - Retail A Shares and Retail B Shares - Automatic Investment Program and Systematic Withdrawal Plan" on pages 38-39 of the Statement of Additional Information has been revised to read as follows:

         "The Systematic Withdrawal Plan permits an investor to automatically redeem a specified dollar amount or percentage of Fund shares on a monthly, quarterly or semi-annual basis on any Business Day designated by the investor, if the account has a starting value of at least $5,000."

                           COLLEGE INVESTMENT PROGRAM

         (a) The telephone number to call to obtain detailed information concerning College Investment Program accounts and applications has been changed to 1-800-345-6611.

9.       HOW TO CONTACT GALAXY

         Effective July 22, 2002, the address and telephone number for contacting Galaxy to request copies of the Funds' prospectuses and annual and semi-annual reports have been changed to:

                                    The Galaxy Fund
                                    c/o Liberty Funds Services, Inc.
                                    P.O. Box 8081
                                    Boston, MA  02266-8081
                                    1-800-345-6611

                                 THE GALAXY FUND
                                   ("GALAXY")

                           GALAXY TAX-EXEMPT BOND FUND
                      GALAXY NEW JERSEY MUNICIPAL BOND FUND
                       GALAXY NEW YORK MUNICIPAL BOND FUND
                     GALAXY CONNECTICUT MUNICIPAL BOND FUND
                    GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
                     GALAXY RHODE ISLAND MUNICIPAL BOND FUND
                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
               GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
              GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                       GALAXY FLORIDA MUNICIPAL BOND FUND
                     GALAXY PENNSYLVANIA MUNICIPAL BOND FUND
                                  (THE "FUNDS")

            SHARES, TRUST SHARES, RETAIL A SHARES AND RETAIL B SHARES

                         SUPPLEMENT DATED JULY 3, 2002
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2002


THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

1.    GALAXY TAX-EXEMPT BOND FUND

      Effective July 31, 2002, the first paragraph under the heading "Investment Strategies, Policies and Risks - Tax-Exempt Bond Fund" on pages 5-6 of the Statement of Additional Information is revised to read as follows:

      "As a matter of fundamental policy that cannot be changed without the requisite consent of the Tax-Exempt Bond Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from federal income tax (including the federal alternative minimum tax) ("Municipal Securities")."

2.    GALAXY NEW JERSEY MUNICIPAL BOND FUND

      Effective July 31, 2002, the first two sentences in the first paragraph under the heading "Investment Strategies, Policies and Risks - New Jersey Municipal Bond Fund" on page 6 of the Statement of Additional Information are revised to read as follows:

      "As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the New Jersey Municipal Bond Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the State of New Jersey, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside New Jersey such as Puerto Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from both federal income tax (including the federal alternative minimum tax) and New Jersey personal income tax ("New Jersey Municipal Securities")."

3.    GALAXY NEW YORK MUNICIPAL BOND FUND

      Effective July 31, 2002, the first sentence in the first paragraph under the heading "Investment Strategies, Policies and Risks - New York Municipal Bond Fund" on pages 6-7 of the Statement of Additional Information is revised to read as follows:

      "As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the New York Municipal Bond Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the State of New York, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside New York such as Puerto Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income tax (including the federal alternative minimum tax) and New York State and New York City personal income tax ("New York Municipal Securities")."

4.    GALAXY CONNECTICUT MUNICIPAL BOND FUND

      Effective July 31, 2002, the first sentence in the first paragraph under the Heading "Investment Strategies, Policies and Risks - Connecticut Municipal Bond Fund" on page 7 of the Statement of Additional Information is revised to read as follows:

      "As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Connecticut Municipal Bond Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the State of Connecticut, its political sub-divisions, or any public instrumentality, state or local authority, district or similar public entity created under the laws of Connecticut and certain other governmental issuers (which may include issuers located outside Connecticut such as Puerto Rico), the interest on which is, in the opinion of qualified legal counsel, exempt from federal income tax (including the federal alternative minimum tax) and from Connecticut personal income tax by virtue of federal law ("Connecticut Municipal Securities")."

5.    GALAXY MASSACHUSETTS MUNICIPAL BOND FUND

      Effective July 31, 2002, the first sentence in the first paragraph under the heading "Investment Strategies, Policies and Risks - Massachusetts Municipal Bond Fund" on pages 7-8 of the Statement of Additional Information is revised to read as follows:

      "As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Massachusetts Municipal Bond Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the Commonwealth of Massachusetts, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside Massachusetts such as Puerto
      Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from both federal income tax (including the federal alternative minimum tax) and Massachusetts personal income tax ("Massachusetts Municipal Securities")."

6.    GALAXY RHODE ISLAND MUNICIPAL BOND FUND

      Effective July 31, 2002, the first sentence in the first paragraph under the Heading "Investment Strategies, Policies and Risks - Rhode Island Municipal Bond Fund" on page 8 of the Statement of Additional Information is revised to read as follows:

      "As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Rhode Island Municipal Bond Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the State of Rhode Island, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside Rhode Island such as Puerto Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from both federal income tax (including the federal alternative minimum tax) and Rhode Island personal income tax ("Rhode Island Municipal Securities")."

7.    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

      Effective July 31, 2002, the first sentence in the first paragraph under the Heading "Investment Strategies, Policies and Risks - Intermediate Tax-Exempt Bond Fund" on pages 8-9 of the Statement of Additional Information is revised to read as follows:

      "As a matter of fundamental policy that cannot be changed without the requisite consent of the Intermediate Tax-Exempt Bond Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities."

8.    GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

      Effective July 31, 2002, the first two sentences in the first paragraph under the heading "Investment Strategies, Policies and Risks - Connecticut Intermediate Municipal Bond Fund" on page 9 of the Statement of Additional Information are revised to read as follows:

      "As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Connecticut Intermediate Municipal Bond Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Connecticut Municipal Securities. The Fund may comply with this 80% policy by investing in a partnership, trust or other entity which invests in such Connecticut Municipal Securities, in which case the Fund's investment in such entity shall be deemed to be an investment in the underlying Connecticut Municipal Securities in the same proportion as such entity's investment in such Connecticut Municipal Securities bears to its net assets."

9.    GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

      Effective July 31, 2002, the first two sentences in the first paragraph under the heading "Investment Strategies, Policies and Risks - Massachusetts Intermediate Municipal Bond Fund" on page 9-10 of the Statement of Additional Information are revised to read as follows:

      "As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Massachusetts Intermediate Municipal Bond Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Massachusetts Municipal Securities. The Fund may comply with this 80% policy by investing in a partnership, trust or other entity which invests in such Massachusetts Municipal Securities, in which case the Fund's investment in such entity shall be deemed to be an investment in the underlying Massachusetts Municipal Securities in the same proportion as such entity's investment in such Massachusetts Municipal Securities bears to its net assets."

10.   GALAXY FLORIDA MUNICIPAL BOND FUND

      Effective July 31, 2002, the first two sentences in the first paragraph under the heading "Investment Strategies, Policies and Risks -
      Florida Municipal Bond Fund" on page 10 of the Statement of Additional Information are revised to read as follows:

      "As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Florida Municipal Bond Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the State of Florida, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside Florida such as Puerto Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income tax (including the federal alternative minimum tax) and that are exempt from Florida intangible personal property tax ("Florida Municipal Securities")."

11.   GALAXY PENNSYLVANIA MUNICIPAL BOND FUND

      Effective July 31, 2002, the first sentence in the first paragraph under the heading "Investment Strategies, Policies and Risks - Pennsylvania Municipal Bond Fund" on page 10-11 of the Statement of Additional Information is revised to read as follows:

      "As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Pennsylvania Municipal Bond Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the Commonwealth of Pennsylvania, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside Pennsylvania such as Puerto
      Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from both federal income tax (including the federal alternative minimum tax) and Pennsylvania personal income tax ("Pennsylvania Municipal Securities")."

12.   CHANGES IN CERTAIN SERVICE PROVIDERS

      Effective July 1, 2002, Liberty Funds Distributor, Inc. ("LFDI"), an affiliate of Fleet Investment Advisors Inc. ("Fleet"), Galaxy's investment adviser, serves as Galaxy's distributor. LFDI's principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

      Effective July 1, 2002, Fleet also serves as the administrator for Galaxy. Pursuant to its Administration Agreement with Galaxy, Fleet (i) is responsible for providing substantially the same types of administrative services (other than certain pricing and bookkeeping services) as those that were required to be provided by PFPC Inc. ("PFPC"), Galaxy's former administrator, and (ii) is entitled to receive the same fees for providing such services as those that PFPC was entitled to receive. Effective July 1, 2002, PFPC will serve as sub-administrator to Galaxy pursuant to an agreement with Fleet.

      Effective July 1, 2002, Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet, is responsible for providing Galaxy with certain pricing and bookkeeping services. Pursuant to its Pricing and Bookkeeping Agreement with Galaxy, CMA (i) is responsible for providing substantially the same types of pricing and bookkeeping services as those that were required to be provided by PFPC pursuant to its Administration Agreement with Galaxy, and (ii) is entitled to receive the same fees for providing such pricing and bookkeeping services as those that PFPC was entitled to receive.
      PFPC has agreed to continue to provide certain of these pricing and bookkeeping agreements pursuant to an agreement with CMA. CMA's principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

      Effective July 22, 2002, Liberty Funds Services, Inc. ("LFS"), an affiliate of Fleet, will serve as the Funds' transfer agent and dividend disbursing agent. Pursuant to its Shareholders' Servicing and Transfer Agent Agreement with Galaxy, LFS (i) is responsible for providing substantially the same types of services as those that were previously provided by PFPC, the Funds' former transfer agent and dividend disbursing agent, and (ii) is entitled to receive the same fees as those that PFPC was entitled to receive. LFS' principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

      The name of The Chase Manhattan Bank, Galaxy's custodian, has been changed to JPMorgan Chase Bank.


13.   INVESTOR PROGRAMS - RETAIL A SHARES AND RETAIL B SHARES

      Effective July 22, 2002, certain features of the investor programs offered by Galaxy are revised as set forth below:

                               EXCHANGE PRIVILEGE

      (a) The first paragraph under the heading "Investor Programs - Retail A Shares and Retail B Shares - Exchange Privilege" on pages 85-86 of the Statement of Additional Information is revised to read as follows:

      "Investors may, after appropriate prior authorization, (i) exchange Retail A Shares of a Fund for Retail A Shares of any of the other Funds or portfolios offered by Galaxy or for Class A shares of any fund underwritten by LFDI in which the investor maintains an account and (ii) exchange Retail B Shares of a Fund for Retail B Shares of any of the other Funds or portfolios offered by Galaxy or for Class B shares of any other fund that's underwritten by LFDI in which the investor maintains an account, provided that such other shares may legally be sold in the state of the investor's residence. The minimum initial investment to establish a new account by exchange in another Fund offered by Galaxy is $1,000, unless at the time of the exchange the investor elects, with respect to the Fund into which the exchange is being made, to participate in the Automatic Investment Program described below, in which event the minimum initial investment is generally $50, or in the College Investment Program described below, in which event the minimum initial investment is generally $25."

      (b) The telephone number for contacting Galaxy to obtain additional information about the exchange privilege or a prospectus or to make an exchange has been changed to 1-800-345-6611.

      (c) The first sentence of the fourth paragraph under the heading "Investor Programs - Retail A Shares and Retail B Shares - Exchange Privilege" on pages 37-38 of the Statement of Additional Information is revised to read as follows:

      "In order to prevent abuse of this privilege to the disadvantage of other shareholders, Galaxy reserves the right to terminate the exchange privilege of any shareholder who requests more than one exchange per month."

                           SYSTEMATIC WITHDRAWAL PLAN

      (a) The first sentence of the second paragraph under the heading "Investor Programs - Retail A Shares and Retail B Shares - Automatic Investment Program and Systematic Withdrawal Plan" on page 86 of the Statement of Additional Information has been revised to read as follows:

      "The Systematic Withdrawal Plan permits an investor to automatically redeem a specified dollar amount or percentage of Fund shares on a monthly, quarterly or semi-annual basis on any Business Day designated by the investor, if the account has a starting value of at least $5,000."

                           COLLEGE INVESTMENT PROGRAM

      (a) The telephone number to call to obtain detailed information concerning College Investment Program accounts and applications has been changed to 1-800-345-6611.

15.   HOW TO CONTACT GALAXY

      Effective July 22, 2002, the address and telephone number for contacting Galaxy to request copies of the Funds' prospectuses and annual and semi-annual reports have been changed to:

                               The Galaxy Fund
                               c/o Liberty Funds Services, Inc.
                               P.O. Box 8081
                               Boston, MA  02266-8081
                               1-800-345-6611

                                 THE GALAXY FUND
                                   ("GALAXY")

                          GALAXY ASSET ALLOCATION FUND
                            GALAXY EQUITY INCOME FUND
                          GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                            GALAXY EQUITY GROWTH FUND
                              GALAXY GROWTH FUND II
                        GALAXY INTERNATIONAL EQUITY FUND
                           GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND
                           GALAXY LARGE CAP VALUE FUND
                          GALAXY LARGE CAP GROWTH FUND


                TRUST SHARES, RETAIL A SHARES AND RETAIL B SHARES

                         SUPPLEMENT DATED JULY 3, 2002
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2002


THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

1.       GALAXY ASSET ALLOCATION

         (a) The first sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - Asset Allocation Fund" on page 6 of the Statement of Additional Information is revised to read as follows:

         "The Asset Allocation Fund may invest up to 25% of its net assets in foreign securities."

         (b) The last sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - Asset Allocation Fund" on page 6 of the Statement of Additional Information is revised to read as follows:

         "The Fund may also buy and sell options and futures contracts, utilize stock index future contracts, options, swap agreements, indexed securities and options on future contracts, purchase asset-backed and mortgage-backed securities and enter into foreign currency exchange contracts."

         (c) References to the Asset Allocation Fund are deleted from the sections entitled "Put and Call Options - Asset Allocation Fund, Equity Income Fund, Equity Growth Fund and Small Company Equity Fund" and "Covered Call Options - Asset Allocation Fund, Equity Income Fund, Equity Value Fund, Equity Growth Fund, International Equity Fund and Small Company Equity Fund" under the heading "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations
         - Derivative Securities" on pages 24-27 of the Statement of Additional Information.

         (d) The caption and first sentence of the section entitled "Options and Future Contracts - Growth and Income Fund, Strategic Equity Fund and Small Cap Value Fund" under the heading "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations
         - Derivative Securities" on page 32 of the Statement of Additional Information are revised to read as follows:

         "OPTIONS AND FUTURES CONTRACTS - ASSET ALLOCATION FUND, GROWTH AND INCOME FUND, STRATEGIC EQUITY FUND AND SMALL CAP VALUE FUND. The Asset Allocation, Growth and Income, Strategic Equity and Small Cap Value Funds may buy and sell options and futures contracts to manage their exposure to changing interest rates, security prices and currency exchange rates."

         (e) The last paragraph of the section entitled "Options and Futures Contracts - Growth and Income Fund, Strategic Equity Fund and Small Cap Value Fund" under the heading "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations - Derivative Securities" on page 32 of the Statement of Additional Information is revised to read as follows:

         "The Funds will not hedge more than 20% of their respective total assets (10% of net assets with respect to the Asset Allocation Fund) by selling futures, buying puts, and writing calls under normal conditions. The Funds will not buy futures or write puts whose underlying value exceeds 20% of their respective total assets (10% of net assets with respect to the Asset Allocation Fund), and will not buy calls with a value exceedings 5% of their respective total assets)."

         (f) The caption and first sentence of the section entitled "Stock Index Futures, Swap Agreements, Indexed Securities and Options - Growth and Income Fund, Strategic Equity Fund and Small Cap Value Fund" under the heading "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations - Derivative Securities" on pages 32-35 of the Statement of Additional Information is revised to read as follows:

         "STOCK INDEX FUTURES, SWAP AGREEMENTS, INDEXED SECURITIES AND OPTIONS - ASSET ALLOCATION FUND, GROWTH AND INCOME FUND, STRATEGIC EQUITY FUND AND SMALL CAP VALUE FUND. The Asset Allocation, Growth and Income, Strategic Equity and Small Cap Value Funds may utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts for the purposes of managing cash flows into and out of their respective portfolios and potentially reducing transaction costs, subject to the limitation that the value of these future contracts, swap agreements, indexed securities, and options will not exceed 20% of the Funds' respective total assets (10% of net assets with respect to the Asset Allocation
         Fund)."

         (g) The last sentence in the seventh paragraph of the section entitled "Stock Index Futures, Swap Agreements, Indexed Securities and Options - Growth and Income Fund, Strategic Equity Fund and Small Cap Value Fund" under the heading "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations - Derivative Securities" on pages 32-35 of the Statement of Additional Information is revised to read as follows:

         "Also, a Fund may not enter into stock index futures contracts and options to the extent that the value of such contracts would exceed 20% of the Fund's net assets (10% of net assets with respect to the Asset Allocation Fund) and may not purchase put options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions."

         (h) The following paragraph is added as the last paragraph under the heading "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations - Derivative Securities" on pages 22-38 of the Statement of Additional Information:

         "CUSTODY RECEIPTS AND TRUST CERTIFICATES. The Asset Allocation Fund may invest in custody receipts and trust certificates that represent corporate debt securities. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market."

2.       GALAXY EQUITY INCOME FUND

         Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks
         - Equity Income Fund" on pages 6-7 of the Statement of Additional
         Information:

         "Under normal circumstances, the Equity Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, primarily common stocks. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

3.       GALAXY STRATEGIC EQUITY FUND

         Effective July 31, 2002, the first sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - Strategic Equity Fund" on page 7 of the Statement of Additional Information is replaced with the following:

         "Under normal circumstances, the Strategic Equity Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities, including common stocks, preferred stocks, securities convertible into common stock, rights and warrants. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

4.       GALAXY EQUITY VALUE FUND

         Effective July 31, 2002, the first sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - Equity Value Fund" on page 8 of the Statement of Additional Information is replaced with the following:

         "Under normal circumstances, the Equity Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, preferred stock (including convertible preferred stock) and debt securities convertible into common stock, mainly those that Fleet believes to be undervalued. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

5.       GALAXY EQUITY GROWTH FUND

         Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks
         - Equity Growth Fund" on page 8 of the Statement of Additional
         Information:

         "Under normal circumstances, the Equity Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

6.       GALAXY INTERNATIONAL EQUITY FUND

         (a) Oechsle International Advisors, LLC will no longer serve as the Fund's sub-adviser effective upon the expiration of its Sub-Advisory Agreement with Fleet on August 10, 2002. As of such date, the Fund will be managed solely by Fleet.

         (b) Effective July 31, 2002, the first sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - International Equity Fund" on pages 9-10 of the Statement of Additional Information is replaced with the following:

         "Under normal circumstances, the International Equity Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily the equity securities of foreign issuers. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

7.       GALAXY SMALL CAP VALUE FUND

         Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks
         - Small Cap Value Fund" on pages 10-11 of the Statement of Additional
         Information:

         "Under normal circumstances, the Small Cap Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies that have market capitalizations of $1.5 billion or less. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

8.       GALAXY SMALL COMPANY EQUITY FUND

         Effective July 31, 2002, the second sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - Small Company Equity Fund" on page 11 of the Statement of Additional Information is replaced with the following:

         "Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the equity securities of small companies that have market capitalizations of $1.5 billion or less. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

9.       GALAXY LARGE CAP VALUE FUND

         Effective July 31, 2002, the first sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - Large Cap Value Fund" on pages 11-12 of the Statement of Additional Information is replaced with the following:

         "The Large Cap Value Fund will be as fully invested as practicable and, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, including common stocks, warrants to purchase common stocks, debt securities and preferred stocks convertible into common stocks, and ADRs, of established U.S. companies with large market capitalizations (in excess of $5 billion). This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

10.      GALAXY LARGE CAP GROWTH FUND

         Effective July 31, 2002, the first sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - Large Cap Growth Fund" on pages 12-13 of the Statement of Additional Information is replaced with the following:

         "The Large Cap Growth Fund will be as fully invested as practicable and, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, including common stocks, warrants to purchase common stocks, debt securities and preferred stocks convertible into common stocks, and ADRs, of established U.S. companies with large market capitalizations (in excess of $5 billion). This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

11.      CHANGES IN CERTAIN SERVICE PROVIDERS

         Effective July 1, 2002, Liberty Funds Distributor, Inc. ("LFDI"), an affiliate of Fleet Investment Advisors Inc. ("Fleet"), Galaxy's investment adviser, serves as Galaxy's distributor. LFDI's principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

         Effective July 1, 2002, Fleet also serves as the administrator for Galaxy. Pursuant to its Administration Agreement with Galaxy, Fleet (i) is responsible for providing substantially the same types of administrative services (other than certain pricing and bookkeeping services) as those that were required to be provided by PFPC Inc. ("PFPC"), Galaxy's former administrator, and (ii) is entitled to receive the same fees for providing such services as those that PFPC was entitled to receive. Effective July 1, 2002, PFPC will serve as sub-administrator to Galaxy pursuant to an agreement with Fleet.

         Effective July 1, 2002, Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet, provides Galaxy with certain pricing and bookkeeping services. Pursuant to its Pricing and Bookkeeping Agreement with Galaxy, CMA (i) is responsible for providing substantially the same types of pricing and bookkeeping services as those that were required to be provided by PFPC pursuant to its Administration Agreement with Galaxy, and (ii) is entitled to receive the same fees for providing such pricing and bookkeeping services as those that PFPC was entitled to receive. PFPC has agreed to continue to provide certain of these pricing and bookkeeping services pursuant to an agreement with CMA.CMA's principal offices are located at One
         Financial Center, Boston, Massachusetts 02111-2621.

         Effective July 22, 2002, Liberty Funds Services, Inc. ("LFS"), an affiliate of Fleet, will serve as the Funds' transfer agent and dividend disbursing agent. Pursuant to its Shareholders' Servicing and Transfer Agent Agreement with Galaxy, LFS (i) is responsible for providing substantially the same types of services as those that were previously provided by PFPC, the Funds' former transfer agent and dividend disbursing agent, and (ii) is entitled to receive the same fees as those that PFPC was entitled to receive. LFS' principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

         The name of The Chase Manhattan Bank, Galaxy's custodian, has been changed to JPMorgan Chase Bank.

12.      INVESTOR PROGRAMS - RETAIL A SHARES AND RETAIL B SHARES

         Effective July 22, 2002, certain features of the investor programs offered by Galaxy are revised as set forth below:

                               EXCHANGE PRIVILEGE

         (a) The first paragraph under the heading "Investor Programs - Retail A Shares and Retail B Shares - Exchange Privilege" on pages 67-68 of the Statement of Additional Information is revised to read as follows:

         "Investors may, after appropriate prior authorization, (i) exchange Retail A Shares of a Fund for Retail A Shares of any of the other Funds or portfolios offered by Galaxy or for Class A shares of any other fund that's underwritten by LFDI in which the investor maintains an account and (ii) exchange Retail B Shares of a Fund for Retail B Shares of any of the other Funds or portfolios offered by Galaxy or for Class B shares of any fund underwritten by LFDI in which the investor maintains an account, provided that such other shares may legally be sold in the state of the investor's residence. The minimum initial investment to establish a new account by exchange in another Fund offered by Galaxy is $1,000, unless at the time of the exchange the investor elects, with respect to the Fund into which the exchange is being made, to participate in the Automatic Investment Program described below, in which event the minimum initial investment is generally $50, or in the College Investment Program described below, in which event the minimum initial investment is generally $25."

         (b) The telephone number for contacting Galaxy to obtain additional information about the exchange privilege or a prospectus or to make an exchange has been changed to 1-800-345-6611.

         (c) The first sentence of the fourth paragraph under the heading "Investor Programs - Retail A Shares and Retail B Shares - Exchange Privilege" on pages 67-68 of the Statement of Additional Information is revised to read as follows:

         "In order to prevent abuse of this privilege to the disadvantage of other shareholders, Galaxy reserves the right to terminate the exchange privilege of any shareholder who requests more than one exchange per month."

                                RETIREMENT PLANS

         (a) The minimum initial investment for an IRA account, a SEP account, a MERP or a Keogh Plan as set forth under "Investor Programs - Retail A Shares and Retail B Shares - Retirement Plans" on pages 68-69 of the Statement of Additional Information has been changed to $25.

         (b) The telephone number to call to obtain detailed information concerning eligibility and other matters related to IRAs, SEPs, and Keogh Plans and the form of application has been changed to 1-800-345-6611.

                           SYSTEMATIC WITHDRAWAL PLAN

         (a) The first sentence of the second paragraph under the heading "Investor Programs - Retail A Shares and Retail B Shares - Automatic Investment Program and Systematic

         Withdrawal Plan" on page 69 of the Statement of Additional Information has been revised to read as follows:

         "The Systematic Withdrawal Plan permits an investor to automatically redeem a specified dollar amount or percentage of Fund shares on a monthly, quarterly or semi-annual basis on any Business Day designated by the investor, if the account has a starting value of at least $5,000."

                           COLLEGE INVESTMENT PROGRAM

         (a) The telephone number to call to obtain detailed information concerning College Investment Program accounts and applications has been changed to 1-800-345-6611.

14.      HOW TO CONTACT GALAXY

         Effective July 22, 2002, the address and telephone number for contacting Galaxy to request copies of the Funds' prospectuses and annual and semi-annual reports have been changed to:

                                    The Galaxy Fund
                                    c/o Liberty Funds Services, Inc.
                                    P.O. Box 8081
                                    Boston, MA  02266-8081
                                    1-800-345-6611

                                 THE GALAXY FUND
                                   ("GALAXY")

                          GALAXY ASSET ALLOCATION FUND
                            GALAXY EQUITY INCOME FUND
                          GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                            GALAXY EQUITY GROWTH FUND
                        GALAXY INTERNATIONAL EQUITY FUND
                           GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND
                           GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                          GALAXY HIGH QUALITY BOND FUND
                           GALAXY TAX-EXEMPT BOND FUND

                        PRIME A SHARES AND PRIME B SHARES

                         SUPPLEMENT DATED JULY 3, 2002
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2002


THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

1.       GALAXY ASSET ALLOCATION

         (a) The first sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - Asset Allocation Fund" on page 5 of the Statement of Additional Information is revised to read as follows:

         "The Asset Allocation Fund may invest up to 25% of its net assets in foreign securities."

         (b) The last sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - Asset Allocation Fund" on page 5 of the Statement of Additional Information is revised to read as follows:

         "The Fund may also buy and sell options and futures contracts, utilize stock index future contracts, options, swap agreements, indexed securities and options on future contracts, purchase asset-backed and mortgage-backed securities and enter into foreign currency exchange contracts."

         (c) References to the Asset Allocation Fund are deleted from the sections entitled "Put and Call Options - Asset Allocation Fund, Equity Income Fund, Equity Growth Fund and Small Company Equity Fund" and "Covered Call Options - Asset Allocation Fund, Equity Income Fund, Equity Value Fund, Equity Growth Fund, International Equity Fund and Small Company Equity Fund" under the heading "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations
         - Derivative Securities" on pages 26-28 of the Statement of Additional Information.

         (d) The caption and first sentence of the section entitled "Options and Future Contracts - Growth and Income, Strategic Equity and Small Cap Value Funds" under the heading "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations - Derivative Securities" on page 32 of the Statement of Additional Information are revised to read as follows:

         "OPTIONS AND FUTURES CONTRACTS - ASSET ALLOCATION, GROWTH AND INCOME, STRATEGIC EQUITY AND SMALL CAP VALUE FUNDS. The Asset Allocation, Growth and Income, Strategic Equity and Small Cap Value Funds may buy and sell options and futures contracts to manage their exposure to changing interest rates, security prices and currency exchange rates."

         (e) The last paragraph of the section entitled "Options and Futures Contracts - Growth and Income, Strategic Equity and Small Cap Value Funds" under the heading "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations - Derivative Securities" on page 32 of the Statement of Additional Information is revised to read as follows:

         "The Funds will not hedge more than 20% of their respective total assets (10% of net assets with respect to the Asset Allocation Fund) by selling futures, buying puts, and writing calls under normal conditions. The Funds will not buy futures or write puts whose underlying value exceeds 20% of their respective total assets (10% of net assets with respect to the Asset Allocation Fund), and will not buy calls with a value exceedings 5% of their respective total assets)."

         (f) The caption and first sentence of the section entitled "Stock Index Futures, Swap Agreements, Indexed Securities and Options - Growth and Income, Strategic Equity and Small Cap Value Funds" under the heading "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations - Derivative Securities" on pages 34-37 of the Statement of Additional Information is revised to read as follows:

         "STOCK INDEX FUTURES, SWAP AGREEMENTS, INDEXED SECURITIES AND OPTIONS - ASSET ALLOCATION, GROWTH AND INCOME, STRATEGIC EQUITY AND SMALL CAP VALUE FUNDS. The Asset Allocation, Growth and Income, Strategic Equity and Small Cap Value Funds may utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts for the purposes of managing cash flows into and out of their respective portfolios and potentially reducing transaction costs, subject to the limitation that the value of these future contracts, swap agreements, indexed securities, and options will not exceed 20% of the Funds' respective total assets (10% of net assets with respect to the Asset Allocation Fund)."

         (g) The last sentence in the seventh paragraph of the section entitled "Stock Index Futures, Swap Agreements, Indexed Securities and Options - Growth and Income, Strategic Equity and Small Cap Value Funds" under the heading "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations - Derivative Securities" on pages 34-37 of the Statement of Additional Information is revised to read as follows:

         "Also, a Fund may not enter into stock index futures contracts and options to the extent that the value of such contracts would exceed 20% of the Fund's net assets (10% of net assets with respect to the Asset Allocation Fund) and may not purchase put options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions."

2.       GALAXY EQUITY INCOME FUND

         Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks - Equity Income Fund" on page 6 of the Statement of Additional
         Information:

         "Under normal circumstances, the Equity Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, primarily common stocks. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

3.       GALAXY STRATEGIC EQUITY FUND

         Effective July 31, 2002, the first sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - Strategic Equity Fund" on page 7 of the Statement of Additional Information is replaced with the following:

         "Under normal circumstances, the Strategic Equity Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities, including common stocks, preferred stocks, securities convertible into common stock, rights and warrants. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

4.       GALAXY EQUITY VALUE FUND

         Effective July 31, 2002, the first sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - Equity Value Fund" on page 7 of the Statement of Additional Information is replaced with the following:

         "Under normal circumstances, the Equity Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, preferred stock (including convertible preferred stock) and debt securities convertible into common stock, mainly those that Fleet believes to be undervalued. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

5.       GALAXY EQUITY GROWTH FUND

         Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks - Equity Growth Fund" on pages 7-8 of the Statement of Additional Information:

         "Under normal circumstances, the Equity Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

6.       GALAXY INTERNATIONAL EQUITY FUND

         (a) Oechsle International Advisors, LLC will no longer serve as the Fund's sub-adviser effective upon the expiration of its Sub-Advisory Agreement with Fleet on August 10, 2002. As of such date, the Fund will be managed solely by Fleet.

         (b) Effective July 31, 2002, the first sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - International Equity Fund" on page 8 of the Statement of Additional Information is replaced with the following:

         "Under normal circumstances, the International Equity Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily the equity securities of foreign issuers. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

7.       GALAXY SMALL CAP VALUE FUND

         Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks - Small Cap Value Fund" on pages 9-10 of the Statement of Additional Information:

         "Under normal circumstances, the Small Cap Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies that have market capitalizations of $1.5 billion or less. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

8.       GALAXY SMALL COMPANY EQUITY FUND

         Effective July 31, 2002, the second sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - Small Company Equity Fund" on page 10 of the Statement of Additional Information is replaced with the following:

         "Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the equity securities of small companies that have market capitalizations of $1.5 billion or less. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

9.       GALAXY SHORT-TERM BOND FUND

         Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks - Short-Term Bond Fund" on pages 10-11 of the Statement of Additional Information:

         "Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations, such as bonds and debentures. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

10.      GALAXY INTERMEDIATE GOVERNMENT INCOME FUND

         Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks - Intermediate Government Income Fund" on page 11 of the Statement of Additional Information:

         "Under normal circumstances, the Intermediate Government Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations issues or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements backed by these obligations. This 80% policy may be changed by

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         Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

11.      GALAXY HIGH QUALITY BOND FUND

         (a) Effective July 31, 2002, the name of the Fund is changed to "Galaxy Quality Plus Bond Fund."

         (b) Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks - High Quality Bond Fund" on page 12 of the Statement of Additional Information:

         "The Quality Plus Bond Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in investment grade debt obligations. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

12.      GALAXY TAX-EXEMPT BOND FUND

         Effective July 31, 2002, the first paragraph under the heading "Investment Strategies, Policies and Risks - Tax-Exempt Bond Fund" on page 12 of the Statement of Additional Information is revised to read as follows:

         "As a matter of fundamental policy that cannot be changed without the requisite consent of the Tax-Exempt Bond Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities that pay interest which is exempt from federal income tax (including the federal alternative minimum tax)."

13.      CUSTODY RECEIPTS AND TRUST CERTIFICATES

         The following paragraph is added as the last paragraph under the heading "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations - Derivative Securities" on pages 25-39 of the Statement of Additional Information:

         "CUSTODY RECEIPTS AND TRUST CERTIFICATES. Each of the Asset Allocation Fund, Short-Term Bond Fund, Intermediate Government Income Fund and Quality Plus Bond Fund may invest in custody receipts and trust certificates that represent corporate debt securities. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the


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         time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Funds, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market."

14.      CHANGES IN CERTAIN SERVICE PROVIDERS

         Effective July 1, 2002, Liberty Funds Distributor, Inc. ("LFDI"), an affiliate of Fleet Investment Advisors Inc. ("Fleet"), Galaxy's investment adviser, serves as Galaxy's distributor. LFDI's principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

         Effective July 1, 2002, Fleet also serves as the administrator for Galaxy. Pursuant to its Administration Agreement with Galaxy, Fleet (i) is responsible for providing substantially the same types of administrative services (other than certain pricing and bookkeeping services) as those that were required to be provided by PFPC Inc. ("PFPC"), Galaxy's former administrator, and (ii) is entitled to receive the same fees for providing such services as those that PFPC was entitled to receive. Effective July 1, 2002, PFPC will serve as sub-administrator to Galaxy pursuant to an agreement with Fleet.

         Effective July 1, 2002, Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet, is responsible for providing Galaxy with certain pricing and bookkeeping services. Pursuant to its Pricing and Bookkeeping Agreement with Galaxy, CMA (i) is responsible for providing substantially the same types of pricing and bookkeeping services as those that were required to be provided by PFPC pursuant to its Administration Agreement with Galaxy, and (ii) is entitled to receive the same fees for providing such pricing and bookkeeping services as those that PFPC was entitled to receive. PFPC has agreed to continue to provide certain of these pricing and bookkeeping services pursuant to an agreement with CMA. CMA's principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

         Effective July 22, 2002, Liberty Funds Services, Inc. ("LFS"), an affiliate of Fleet, will serve as the Funds' transfer agent and dividend disbursing agent. Pursuant to its Shareholders' Servicing and Transfer Agent Agreement with Galaxy, LFS (i) is responsible for providing substantially the same types of services as those that were previously provided by PFPC, the Funds' former transfer agent and dividend disbursing agent, and (ii) is entitled to receive the same fees as those that PFPC was entitled to


                                       7
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         receive. LFS' principal offices are located at One Financial Center,
         Boston, Massachusetts 02111-2621.

         The name of The Chase Manhattan Bank, Galaxy's custodian, has been changed to JPMorgan Chase Bank.

15.      EXCHANGE PRIVILEGE

         Effective July 22, 2002, certain features of Galaxy's exchange privilege with respect to Prime A Shares and Prime B Shares of the Funds are revised as set forth below:

                               EXCHANGE PRIVILEGE

         (a) The first paragraph under the heading "Exchange Privilege" on pages 61-62 of the Statement of Additional Information is revised to read as follows:

         "Investors may, after appropriate prior authorization, (i) exchange Prime A Shares of a Fund for Prime A Shares of any of the other Funds or portfolios offered by Galaxy or for Class A shares of any fund underwritten by LFDI in which the investor maintains an account and
         (ii) exchange Prime B Shares of a Fund for Prime B Shares of any of the other Funds or portfolios offered by Galaxy or Class B shares of any other fund that's underwritten by LFDI in which the investor maintains an account, provided that such other shares may legally be sold in the state of the investor's residence. The minimum initial investment to establish a new account by exchange in another Fund offered by Galaxy is $1,000."

         (b) The first sentence of the fourth paragraph under the heading "Exchange Privilege" on pages 61-62 of the Statement of Additional Information is revised to read as follows:

         "In order to prevent abuse of this privilege to the disadvantage of other shareholders, Galaxy reserves the right to terminate the exchange privilege of any shareholder who requests more than one exchange per month."

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17.      HOW TO CONTACT GALAXY

         Effective July 22, 2002, the address and telephone number for contacting Galaxy to request copies of the Funds' prospectuses and annual and semi-annual reports have been changed to:

                                    The Galaxy Fund
                                    c/o Liberty Funds Services, Inc.
                                    P.O. Box 8081
                                    Boston, MA  02266-8081
                                    1-800-345-6611


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